Portfolio of Investments
Touchstone Climate Transition ETF – September 30, 2025 (Unaudited)
Shares		Market Value
	Common Stocks — 98.0%
	Industrials — 28.8%
1,278	Advanced Drainage Systems, Inc.	$ 177,259
2,067	AECOM	269,681
2,801	Ashtead Group PLC (United Kingdom)	187,035
13,200	Atlas Copco AB (Sweden) - Class A	222,795
5,100	Contemporary Amperex Technology Co. Ltd. (China) - Class A	288,012
5,116	Copart, Inc.*	230,067
7,200	CSX Corp.	255,672
3,207	NEXTracker, Inc. - Class A*	237,286
2,647	nVent Electric PLC	261,100
529	Republic Services, Inc.	121,395
499	Schneider Electric SE	139,198
856	Siemens AG (Germany)	230,343
3,675	Trex Co., Inc.*	189,887
2,577	Uber Technologies, Inc.*	252,469
203	United Rentals, Inc.	193,796
1,722	Vertiv Holdings Co. - Class A	259,781
1,739	Xylem, Inc.	256,502
		3,772,278
	Information Technology — 25.1%
404	ASM International NV (Netherlands)	242,281
307	ASML Holding NV (Netherlands)	298,475
557	Autodesk, Inc.*	176,942
780	Cadence Design Systems, Inc.*	273,983
1,086	First Solar, Inc.*	239,496
500	Keyence Corp. (Japan)	186,564
2,469	Marvell Technology, Inc.	207,569
283	Monolithic Power Systems, Inc.	260,541
2,218	NVIDIA Corp.	413,834
1,015	PTC, Inc.*	206,065
5,078	Samsung Electronics Co. Ltd. (South Korea)	303,656
915	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) ADR	255,550
31,000	Xiaomi Corp. (China) - Class B*	215,113
		3,280,069
	Consumer Discretionary — 14.1%
1,241	Amazon.com, Inc.*	272,486
3,141	Aptiv PLC (Jersey)*	270,817
16,481	BYD Co. Ltd. (China) Class H	233,387
3,400	Compass Group PLC (United Kingdom)	115,643
2,819	On Holding AG (Switzerland) - Class A*	119,385
2,224	O'Reilly Automotive, Inc.*	239,770
1,596	Shimano, Inc. (Japan)	179,150
470	Tesla, Inc.*	209,018
119,725	Yadea Group Holdings Ltd. (China) 144a	213,389
		1,853,045
	Materials — 12.6%
4,867	Antofagasta PLC (Chile)	180,070
1,614	Corteva, Inc.	109,155
2,047	Crown Holdings, Inc.	197,720
4,829	Johnson Matthey PLC (United Kingdom)	130,540
518	Linde PLC	246,050
4,115	Pan American Silver Corp. (Canada)	159,374
527	Sika AG (Switzerland)	117,243
2,128	Steel Dynamics, Inc.	296,707
1,945	Wheaton Precious Metals Corp. (Brazil)	217,529
		1,654,388
	Utilities — 9.0%
2,494	CMS Energy Corp.	182,710
Shares		Market Value
	Common Stocks — 98.0% (Continued)
	Utilities — 9.0% (Continued)
27,798	Enel SpA (Italy)	$ 263,244
15,301	National Grid PLC (United Kingdom)	219,674
3,603	NextEra Energy, Inc.	271,990
10,059	SSE PLC (United Kingdom)†	235,599
		1,173,217
	Communication Services — 4.0%
1,027	Alphabet, Inc. - Class A	249,664
2,059	Baidu, Inc. (China) ADR*	271,314
		520,978
	Health Care — 1.9%
275	Thermo Fisher Scientific, Inc.*	133,381
760	Zoetis, Inc.	111,203
		244,584
	Real Estate — 1.5%
22,009	Segro PLC REIT (United Kingdom)	193,998
	Consumer Staples — 1.0%
1,450	Kerry Group PLC (Ireland) - Class A	130,657
	Total Common Stocks	$12,823,214
	Short-Term Investment Fund — 4.2%
555,632	Dreyfus Government Cash Management, Institutional Shares, 4.04%∞Ω**	555,632
	Total Investment Securities—102.2% (Cost $10,917,452)	$13,378,846
	Liabilities in Excess of Other Assets — (2.2%)	(290,985)
	Net Assets — 100.0%	$13,087,861
*	Non-income producing security.
**	All or a portion of the security represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2025 was $234,214.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2025.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, these securities were valued at $213,389 or 1.6% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$12,823,214	$—	$—	$12,823,214
Short-Term Investment Fund	555,632	—	—	555,632
Total	$13,378,846	$—	$—	$13,378,846
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Dividend Select ETF – September 30, 2025 (Unaudited)
Shares		Market Value
	Common Stocks — 96.2%
	Information Technology — 23.6%
2,481	Analog Devices, Inc.	$ 609,582
3,543	Apple, Inc.	902,154
3,807	Broadcom, Inc.	1,255,967
9,751	Cisco Systems, Inc.	667,163
2,599	International Business Machines Corp.	733,334
692	KLA Corp.	746,391
3,390	Microsoft Corp.	1,755,851
3,180	Oracle Corp.	894,343
3,749	QUALCOMM, Inc.	623,684
3,574	Texas Instruments, Inc.	656,651
		8,845,120
	Financials — 15.3%
15,479	Bank of America Corp.	798,562
667	Blackrock, Inc.	777,635
7,053	Charles Schwab Corp. (The)	673,350
998	Goldman Sachs Group, Inc. (The)	794,757
1,954	JPMorgan Chase & Co.	616,350
13,579	US Bancorp	656,273
1,948	Visa, Inc. - Class A	665,008
8,846	Wells Fargo & Co.	741,472
		5,723,407
	Health Care — 11.4%
2,914	Becton Dickinson & Co.	545,413
7,270	CVS Health Corp.	548,085
4,469	Johnson & Johnson	828,642
8,155	Medtronic PLC	776,682
5,980	Merck & Co., Inc.	501,902
19,665	Pfizer, Inc.	501,064
1,625	UnitedHealth Group, Inc.	561,113
		4,262,901
	Industrials — 10.0%
3,547	3M Co.	550,424
1,665	Caterpillar, Inc.	794,455
1,109	Deere & Co.	507,101
1,179	Lockheed Martin Corp.	588,569
4,477	RTX Corp.	749,136
7,480	Stanley Black & Decker, Inc.	555,988
		3,745,673
	Consumer Staples — 8.7%
3,015	Constellation Brands, Inc. - Class A	406,030
3,645	Dollar General Corp.	376,711
3,995	PepsiCo, Inc.	561,058
4,112	Philip Morris International, Inc.	666,966
4,030	Procter & Gamble Co. (The)	619,210
7,669	Sysco Corp.	631,465
		3,261,440
	Consumer Discretionary — 7.9%
1,929	Home Depot, Inc. (The)	781,612
10,214	Las Vegas Sands Corp.	549,411
2,080	McDonald's Corp.	632,091
5,508	Starbucks Corp.	465,977
3,557	Yum! Brands, Inc.	540,664
		2,969,755
Shares		Market Value
	Common Stocks — 96.2% (Continued)
	Communication Services — 6.4%
20,895	AT&T, Inc.	$ 590,075
15,864	Comcast Corp. - Class A	498,447
969	Meta Platforms, Inc. - Class A	711,614
14,048	Verizon Communications, Inc.	617,410
		2,417,546
	Energy — 3.8%
4,305	Chevron Corp.	668,523
6,757	Exxon Mobil Corp.	761,852
		1,430,375
	Materials — 3.4%
1,469	Air Products & Chemicals, Inc.	400,625
6,442	DuPont de Nemours, Inc.	501,832
5,837	International Flavors & Fragrances, Inc.	359,209
		1,261,666
	Utilities — 3.1%
4,804	Duke Energy Corp.	594,495
6,093	Southern Co. (The)	577,434
		1,171,929
	Real Estate — 2.6%
5,286	Alexandria Real Estate Equities, Inc. REIT	440,535
2,827	American Tower Corp. REIT	543,689
		984,224
	Total Common Stocks	$36,074,036
	Short-Term Investment Fund — 3.9%
1,455,168	Dreyfus Government Cash Management, Institutional Shares, 4.04%∞Ω	1,455,168
	Total Investment Securities—100.1% (Cost $32,013,694)	$37,529,204
	Liabilities in Excess of Other Assets — (0.1%)	(27,473)
	Net Assets — 100.0%	$37,501,731
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2025.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$36,074,036	$—	$—	$36,074,036
Short-Term Investment Fund	1,455,168	—	—	1,455,168
Total	$37,529,204	$—	$—	$37,529,204
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Dynamic International ETF – September 30, 2025 (Unaudited)
Shares		Market Value
	Common Stocks — 97.8%
	Japan — 15.2%
	Communication Services — 1.1%
67,995	LY Corp.	$ 218,903
3,405	Konami Group Corp.	491,576
	Consumer Discretionary — 2.9%
27,900	Aisin Corp.	482,970
18,671	Asics Corp.	488,854
21,700	Subaru Corp.	444,609
18,300	Sumitomo Electric Industries Ltd.	521,955
	Financials — 3.2%
25,869	MS&AD Insurance Group Holdings, Inc.	587,053
22,461	Sumitomo Mitsui Trust Group, Inc.	652,939
15,166	T&D Holdings, Inc.	371,446
11,478	Tokio Marine Holdings, Inc.	486,564
	Health Care — 2.4%
22,500	Daiichi Sankyo Co. Ltd.	504,361
21,000	Otsuka Holdings Co. Ltd.	1,115,996
	Industrials — 5.2%
13,239	ANA Holdings, Inc.	256,123
17,607	Daifuku Co. Ltd.	564,696
53,000	Japan Airlines Co. Ltd.†	1,069,067
7,973	Komatsu Ltd.	278,194
23,647	Mitsubishi Electric Corp.	608,104
9,828	NIDEC CORP	175,015
18,671	Toyota Tsusho Corp.	517,892
	Real Estate — 0.4%
12,690	Daito Trust Construction Co. Ltd.	278,453
	Total Japan	10,114,770
	China — 10.9%
	Communication Services — 3.3%
20,100	NetEase, Inc.	611,631
18,677	Tencent Holdings Ltd.	1,591,227
	Consumer Discretionary — 1.5%
183,846	Geely Automobile Holdings Ltd.	461,862
83,270	Tongcheng Travel Holdings Ltd.	246,109
4,227	Trip.com Group Ltd.	323,736
	Financials — 1.3%
75,857	BOC Hong Kong Holdings Ltd.	356,185
126,860	China Taiping Insurance Holdings Co. Ltd.	248,114
35,020	Ping An Insurance Group Co. of China Ltd. Class H	238,733
	Health Care — 1.4%
46,871	Innovent Biologics, Inc., 144a*	580,621
24,100	WuXi AppTec Co. Ltd. Class H, 144a	367,603
	Industrials — 1.8%
197,954	COSCO SHIPPING Holdings Co. Ltd. Class H	308,049
104,087	Sinotruk Hong Kong Ltd.	307,100
111,088	Yangzijiang Shipbuilding Holdings Ltd.	290,218
15,350	ZTO Express Cayman, Inc.	290,946
	Information Technology — 1.6%
73,927	AAC Technologies Holdings, Inc.	434,521
411,407	Lenovo Group Ltd.	610,612
	Total China	7,267,267
	Canada — 10.7%
	Consumer Staples — 0.6%
10,792	Loblaw Cos Ltd.	417,427
	Financials — 1.0%
5,763	iA Financial Corp., Inc.	655,227
Shares		Market Value
	Common Stocks — 97.8% (Continued)
	Canada — (Continued)
	Industrials — 0.8%
2,621	Stantec, Inc.	$ 282,666
1,396	WSP Global, Inc.	274,345
	Information Technology — 2.6%
2,593	Celestica, Inc.*	638,086
119	Constellation Software, Inc.	323,044
5,068	Shopify, Inc. - Class A*	752,935
	Materials — 5.7%
2,778	Agnico Eagle Mines Ltd.	467,890
41,940	Barrick Mining Corp.	1,377,508
46,525	Kinross Gold Corp.	1,154,684
20,496	Pan American Silver Corp.	794,244
	Total Canada	7,138,056
	Italy — 6.9%
	Financials — 6.5%
81,890	Banco BPM SpA	1,223,419
15,920	FinecoBank Banca Fineco SpA	344,006
245,454	Intesa Sanpaolo SpA	1,617,816
15,359	UniCredit SpA	1,162,538
	Health Care — 0.4%
4,400	Recordati Industria Chimica e Farmaceutica SpA	267,073
	Total Italy	4,614,852
	Taiwan — 5.6%
	Information Technology — 5.6%
11,000	Accton Technology Corp.	377,157
370,609	Compal Electronics, Inc.	393,980
35,000	Delta Electronics, Inc.	980,707
2,916	Largan Precision Co. Ltd.	224,838
40,852	Taiwan Semiconductor Manufacturing Co. Ltd.	1,749,192
	Total Taiwan	3,725,874
	South Korea — 4.6%
	Communication Services — 0.4%
1,280	Krafton, Inc.*	266,847
	Consumer Discretionary — 0.7%
6,745	Kia Corp.	484,104
	Financials — 0.8%
37,140	NH Investment & Securities Co. Ltd.	514,065
	Industrials — 2.0%
1,045	HD Hyundai Heavy Industries Co. Ltd.	383,575
2,366	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	693,080
1,715	Hyundai Rotem Co. Ltd.	267,692
	Information Technology — 0.7%
1,929	SK Hynix, Inc.	477,764
	Total South Korea	3,087,127
	United Kingdom — 4.5%
	Communication Services — 0.5%
282,013	Vodafone Group PLC	326,787
	Consumer Staples — 0.8%
12,218	Imperial Brands PLC	518,922
	Financials — 1.0%
24,812	HSBC Holdings PLC	348,713
42,881	NatWest Group PLC	300,810
	Health Care — 0.4%
1,855	AstraZeneca PLC	278,967

Touchstone Dynamic International ETF (Unaudited) (Continued)
Shares		Market Value
	Common Stocks — 97.8% (Continued)
	United Kingdom — (Continued)
	Industrials — 1.8%
74,374	Rolls-Royce Holdings PLC	$ 1,190,305
	Total United Kingdom	2,964,504
	Switzerland — 4.0%
	Financials — 1.4%
5,062	Swiss Re AG	935,076
	Health Care — 2.0%
10,708	Novartis AG	1,346,756
	Industrials — 0.6%
933	Schindler Holding AG	353,017
	Total Switzerland	2,634,849
	Spain — 3.9%
	Financials — 2.7%
50,261	Banco Bilbao Vizcaya Argentaria SA	964,206
80,434	Banco Santander SA	838,003
	Health Care — 0.7%
32,737	Grifols SA	473,710
	Industrials — 0.5%
12,564	Aena SME SA, 144a	343,250
	Total Spain	2,619,169
	Germany — 3.9%
	Communication Services — 1.5%
29,661	Deutsche Telekom AG	1,010,230
	Financials — 2.0%
21,254	Commerzbank AG	800,750
1,001	Hannover Rueck SE	301,562
1,685	Talanx AG	223,941
	Real Estate — 0.4%
3,426	LEG Immobilien SE	272,309
	Total Germany	2,608,792
	Singapore — 3.6%
	Consumer Discretionary — 1.8%
6,791	Sea Ltd. ADR*	1,213,756
	Financials — 1.8%
58,022	Oversea-Chinese Banking Corp. Ltd.	739,472
32,781	Singapore Exchange Ltd.	420,070
	Total Singapore	2,373,298
	Denmark — 3.0%
	Health Care — 1.8%
2,993	Genmab A/S*	907,355
4,846	Novo Nordisk A/S - Class B	262,686
	Industrials — 1.2%
247	AP Moller - Maersk A/S - Class A	482,886
17,059	Vestas Wind Systems A/S	321,430
	Total Denmark	1,974,357
	India — 2.8%
	Consumer Discretionary — 0.3%
2,129	Bajaj Auto Ltd.	208,095
	Financials — 1.4%
227,626	Canara Bank	317,153
19,693	ICICI Bank Ltd.	298,981
179,890	Union Bank of India Ltd.	280,627
Shares		Market Value
	Common Stocks — 97.8% (Continued)
	India — (Continued)
	Industrials — 0.8%
7,896	InterGlobe Aviation Ltd., 144a	$ 497,520
	Information Technology — 0.3%
4,173	Persistent Systems Ltd.	226,654
	Total India	1,829,030
	Norway — 2.5%
	Communication Services — 0.8%
30,014	Telenor ASA	497,449
	Industrials — 1.2%
25,555	Kongsberg Gruppen ASA	816,747
	Materials — 0.5%
48,594	Norsk Hydro ASA	329,168
	Total Norway	1,643,364
	France — 2.4%
	Communication Services — 0.3%
2,495	Publicis Groupe SA	239,261
	Consumer Discretionary — 0.2%
63	Hermes International SCA	154,069
	Health Care — 0.7%
4,781	Sanofi SA	440,912
	Industrials — 1.2%
11,629	Bouygues SA	523,184
2,432	Cie de Saint-Gobain SA	261,716
	Total France	1,619,142
	Brazil — 2.4%
	Communication Services — 1.7%
257,199	TIM SA	1,134,676
	Materials — 0.7%
4,316	Wheaton Precious Metals Corp.	482,988
	Total Brazil	1,617,664
	Finland — 2.4%
	Health Care — 1.4%
12,449	Orion Oyj - Class B	952,216
	Industrials — 1.0%
21,768	Wartsila Oyj Abp	650,419
	Total Finland	1,602,635
	Hong Kong — 1.4%
	Financials — 1.4%
99,610	AIA Group Ltd.	955,530
	Mexico — 1.4%
	Materials — 1.4%
7,652	Southern Copper Corp.	928,647
	Sweden — 1.3%
	Industrials — 0.7%
18,918	Skanska AB - Class B	490,111
	Information Technology — 0.6%
47,371	Telefonaktiebolaget LM Ericsson - Class B	391,672
	Total Sweden	881,783
	Australia — 1.3%
	Industrials — 0.8%
71,260	Qantas Airways Ltd.	514,908

Touchstone Dynamic International ETF (Unaudited) (Continued)
Shares		Market Value
	Common Stocks — 97.8% (Continued)
	Australia — (Continued)
	Materials — 0.5%
22,555	Northern Star Resources Ltd.	$ 354,162
	Total Australia	869,070
	Peru — 0.9%
	Financials — 0.9%
2,156	Credicorp Ltd.	574,100
	Israel — 0.6%
	Financials — 0.6%
42,600	Israel Discount Bank Ltd. - Class A	421,087
	Chile — 0.6%
	Materials — 0.6%
27,500	Lundin Mining Corp.	410,218
	Portugal — 0.5%
	Energy — 0.5%
16,565	Galp Energia SGPS SA	313,115
	Netherlands — 0.5%
	Health Care — 0.5%
420	Argenx SE*	304,342
	Total Common Stocks	$65,092,642
	Short-Term Investment Fund — 2.2%
1,477,576	Dreyfus Government Cash Management, Institutional Shares, 4.04%∞Ω**	1,477,576
	Total Investment Securities — 100.0% (Cost $51,988,923)	$66,570,218
	Liabilities in Excess of Other Assets — (0.0)%	(8,424)
	Net Assets — 100.0%	$66,561,794
*	Non-income producing security.
**	All or a portion of the security represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2025 was $201,247.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2025.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, these securities were valued at $1,788,994 or 2.7% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Japan	$10,114,770	$—	$—	$10,114,770
China	7,267,267	—	—	7,267,267
Canada	7,138,056	—	—	7,138,056
Italy	4,614,852	—	—	4,614,852
Taiwan	3,725,874	—	—	3,725,874
South Korea	3,087,127	—	—	3,087,127
United Kingdom	2,964,504	—	—	2,964,504
Switzerland	2,634,849	—	—	2,634,849
Spain	2,619,169	—	—	2,619,169
Germany	2,608,792	—	—	2,608,792
Singapore	2,373,298	—	—	2,373,298
Denmark	1,974,357	—	—	1,974,357
India	1,829,030	—	—	1,829,030
Norway	1,643,364	—	—	1,643,364
France	1,619,142	—	—	1,619,142
Brazil	1,617,664	—	—	1,617,664
Finland	1,602,635	—	—	1,602,635
Hong Kong	955,530	—	—	955,530
Mexico	928,647	—	—	928,647
Sweden	881,783	—	—	881,783
Australia	869,070	—	—	869,070
Peru	574,100	—	—	574,100
Israel	421,087	—	—	421,087
Chile	410,218	—	—	410,218
Portugal	313,115	—	—	313,115
Netherlands	304,342	—	—	304,342
Short-Term Investment Fund	1,477,576	—	—	1,477,576
Total	$66,570,218	$—	$—	$66,570,218
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone International Equity ETF – September 30, 2025 (Unaudited)
Shares		Market Value
	Common Stocks — 96.5%
	United Kingdom — 25.4%
	Consumer Discretionary — 8.0%
143,509	Compass Group PLC	$ 4,881,103
27,432	InterContinental Hotels Group PLC	3,310,804
	Consumer Staples — 4.7%
76,868	Diageo PLC	1,835,508
51,440	Unilever PLC	3,043,993
	Financials — 2.8%
24,961	London Stock Exchange Group PLC	2,858,826
	Industrials — 9.9%
225,909	BAE Systems PLC	6,255,757
83,262	RELX PLC	3,983,095
	Total United Kingdom	26,169,086
	United States — 17.7%
	Consumer Staples — 3.6%
22,777	Philip Morris International, Inc.	3,694,429
	Financials — 4.6%
103,447	Burford Capital Ltd.	1,237,226
9,979	Willis Towers Watson PLC	3,447,246
	Health Care — 2.3%
13,645	ICON PLC*	2,387,875
	Materials — 7.2%
11,289	Air Products & Chemicals, Inc.	3,078,736
36,556	CRH PLC	4,383,064
	Total United States	18,228,576
	Switzerland — 10.4%
	Consumer Discretionary — 2.3%
12,156	Cie Financiere Richemont SA	2,314,992
	Consumer Staples — 2.8%
31,813	Nestle SA	2,920,138
	Health Care — 5.3%
27,371	Alcon AG	2,037,568
10,369	Roche Holding AG	3,385,344
	Total Switzerland	10,658,042
	Netherlands — 8.9%
	Communication Services — 3.6%
127,626	Universal Music Group NV	3,680,053
	Information Technology — 5.3%
3,904	ASML Holding NV	3,795,589
7,321	NXP Semiconductors NV	1,667,212
	Total Netherlands	9,142,854
	Germany — 8.7%
	Financials — 3.6%
8,871	Allianz SE	3,722,320
	Information Technology — 5.1%
19,496	SAP SE	5,216,467
	Total Germany	8,938,787
	France — 6.8%
	Industrials — 4.7%
13,639	Safran SA	4,805,462
	Materials — 2.1%
10,534	Air Liquide SA	2,187,306
	Total France	6,992,768
Shares		Market Value
	Common Stocks — 96.5% (Continued)
	Japan — 5.8%
	Communication Services — 5.8%
69,000	Nintendo Co. Ltd.	$ 5,974,541
	Taiwan — 3.6%
	Information Technology — 3.6%
13,334	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3,724,053
	Canada — 2.7%
	Industrials — 2.7%
29,551	Canadian National Railway Co.	2,786,716
	Finland — 2.5%
	Industrials — 2.5%
37,803	Kone Oyj - Class B	2,574,191
	Sweden — 2.2%
	Industrials — 2.2%
66,577	Assa Abloy AB - Class B	2,309,658
	Denmark — 1.8%
	Health Care — 1.8%
21,195	Coloplast A/S - Class B	1,810,128
	Total Common Stocks	$99,309,400
	Short-Term Investment Fund — 3.5%
3,580,464	Dreyfus Government Cash Management, Institutional Shares, 4.04%∞Ω	3,580,464
	Total Investment Securities — 100.0% (Cost $100,590,837)	$102,889,864
	Other Assets in Excess of Liabilities — 0.0%	30,308
	Net Assets — 100.0%	$102,920,172
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2025.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company

Touchstone International Equity ETF (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
United Kingdom	$26,169,086	$—	$—	$26,169,086
United States	18,228,576	—	—	18,228,576
Switzerland	10,658,042	—	—	10,658,042
Netherlands	9,142,853	—	—	9,142,853
Germany	8,938,787	—	—	8,938,787
France	6,992,768	—	—	6,992,768
Japan	5,974,541	—	—	5,974,541
Taiwan	3,724,053	—	—	3,724,053
Canada	2,786,716	—	—	2,786,716
Finland	2,574,192	—	—	2,574,192
Sweden	2,309,658	—	—	2,309,658
Denmark	1,810,128	—	—	1,810,128
Short-Term Investment Fund	3,580,464	—	—	3,580,464
Total	$102,889,864	$—	$—	$102,889,864
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Sands Capital Emerging Markets ex-China Growth ETF – September 30, 2025 (Unaudited)
Shares		Market Value
	Common Stocks — 95.1%
	India — 24.6%
	Communication Services — 2.7%
11,257	Bharti Airtel Ltd.	$ 238,151
	Consumer Discretionary — 4.3%
54,376	Eternal Ltd.*	199,343
4,538	Titan Co. Ltd.	172,087
	Consumer Staples — 2.2%
2,800	Britannia Industries Ltd.	188,930
	Financials — 11.7%
41,250	Bajaj Finance Ltd.	464,075
35,042	HDFC Bank Ltd.	375,329
19,883	HDFC Life Insurance Co. Ltd., 144a	169,396
	Health Care — 2.1%
2,217	Apollo Hospitals Enterprise Ltd.	184,998
	Real Estate — 1.6%
7,680	Phoenix Mills Ltd. (The)	134,547
	Total India	2,126,856
	Taiwan — 18.7%
	Information Technology — 18.7%
200	ASPEED Technology, Inc.	33,139
3,000	MediaTek, Inc.	129,437
5,206	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,453,984
	Total Taiwan	1,616,560
	Brazil — 14.1%
	Consumer Discretionary — 5.5%
201	MercadoLibre, Inc.*	469,725
	Consumer Staples — 1.4%
34,600	Raia Drogasil SA	119,359
	Financials — 4.7%
25,524	NU Holdings Ltd. - Class A*	408,639
	Industrials — 2.5%
14,900	Localiza Rent a Car SA	110,443
15,750	WEG SA	107,984
	Total Brazil	1,216,150
	South Korea — 11.2%
	Consumer Discretionary — 3.5%
9,422	Coupang, Inc.*	303,388
	Consumer Staples — 1.2%
649	Cosmax, Inc.	99,220
	Information Technology — 6.5%
5,749	Samsung Electronics Co. Ltd.	343,781
882	SK Hynix, Inc.	218,449
	Total South Korea	964,838
	Singapore — 6.2%
	Consumer Discretionary — 5.0%
2,400	Sea Ltd. ADR*	428,952
	Industrials — 1.2%
17,012	Grab Holdings Ltd. - Class A*	102,412
	Total Singapore	531,364
	Indonesia — 3.7%
	Consumer Staples — 1.0%
768,200	Sumber Alfaria Trijaya Tbk PT	88,966
Shares		Market Value
	Common Stocks — 95.1% (Continued)
	Indonesia — (Continued)
	Financials — 2.7%
340,100	Bank Central Asia Tbk PT	$ 155,612
331,600	Bank Rakyat Indonesia Persero Tbk PT	77,602
	Total Indonesia	322,180
	Poland — 2.6%
	Consumer Staples — 2.6%
18,950	Dino Polska SA, 144a*	228,100
	Kazakhstan — 2.5%
	Financials — 2.5%
2,695	Kaspi.KZ JSC ADR	220,128
	Netherlands — 2.4%
	Information Technology — 2.4%
215	ASML Holding NV	208,139
	Mexico — 2.3%
	Consumer Staples — 2.3%
63,200	Wal-Mart de Mexico SAB de CV	195,258
	Saudi Arabia — 2.2%
	Financials — 2.2%
6,594	Al Rajhi Bank	188,490
	Philippines — 1.9%
	Industrials — 1.9%
19,800	International Container Terminal Services, Inc.	160,441
	South Africa — 1.0%
	Financials — 1.0%
448	Capitec Bank Holdings Ltd.	90,119
	United States — 1.0%
	Information Technology — 1.0%
551	EPAM Systems, Inc.*	83,085
	Argentina — 0.7%
	Information Technology — 0.7%
1,059	Globant SA*	60,765
	Total Common Stocks	$8,212,473
	Short-Term Investment Fund — 4.0%
348,849	Dreyfus Government Cash Management, Institutional Shares, 4.04%∞Ω	348,849
	Total Investment Securities — 99.1% (Cost $7,474,398)	$8,561,322
	Other Assets in Excess of Liabilities — 0.9%	74,191
	Net Assets — 100.0%	$8,635,513
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2025.
Portfolio Abbreviations:
ADR – American Depositary Receipt
JSC – Joint Stock Company
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, these securities were valued at $397,496 or 4.6% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Sands Capital Emerging Markets ex-China Growth ETF (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
India	$2,126,856	$—	$—	$2,126,856
Taiwan	1,616,560	—	—	1,616,560
Brazil	1,216,150	—	—	1,216,150
South Korea	964,838	—	—	964,838
Singapore	531,364	—	—	531,364
Indonesia	322,180	—	—	322,180
Poland	228,100	—	—	228,100
Kazakhstan	220,128	—	—	220,128
Netherlands	208,139	—	—	208,139
Mexico	195,258	—	—	195,258
Saudi Arabia	188,490	—	—	188,490
Philippines	160,441	—	—	160,441
South Africa	90,119	—	—	90,119
United States	83,085	—	—	83,085
Argentina	60,765	—	—	60,765
Short-Term Investment Fund	348,849	—	—	348,849
Total	$8,561,322	$—	$—	$8,561,322
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Sands Capital US Select Growth ETF – September 30, 2025 (Unaudited)
Shares		Market Value
	Common Stocks — 98.5%
	Information Technology — 49.3%
5,710	AppLovin Corp. - Class A*	$ 4,102,863
6,678	Atlassian Corp. - Class A*	1,066,477
11,343	Broadcom, Inc.	3,742,169
7,692	Cloudflare, Inc. - Class A*	1,650,626
11,041	Datadog, Inc. - Class A*	1,572,238
13,528	Microsoft Corp.	7,006,828
67,906	NVIDIA Corp.	12,669,902
56,899	Samsara, Inc. - Class A*	2,119,488
3,579	ServiceNow, Inc.*	3,293,682
17,304	Shopify, Inc. (Canada) - Class A*	2,571,547
		39,795,820
	Communication Services — 15.8%
6,848	Meta Platforms, Inc. - Class A	5,029,034
1,991	Netflix, Inc.*	2,387,050
18,150	ROBLOX Corp. - Class A*	2,514,138
3,977	Spotify Technology SA*	2,775,946
		12,706,168
	Financials — 14.4%
5,324	Arthur J Gallagher & Co.	1,649,056
29,930	Block, Inc.*	2,163,041
15,086	Intercontinental Exchange, Inc.	2,541,689
191,107	NU Holdings Ltd. (Brazil) - Class A*	3,059,623
6,397	Visa, Inc. - Class A	2,183,808
		11,597,217
	Consumer Discretionary — 13.5%
29,313	Amazon.com, Inc.*	6,436,256
4,562	Carvana Co.*	1,720,969
9,973	DoorDash, Inc. - Class A*	2,712,556
		10,869,781
	Health Care — 3.3%
29,633	DexCom, Inc.*	1,994,004
22,795	Ultragenyx Pharmaceutical, Inc.*	685,674
		2,679,678
Shares		Market Value
	Common Stocks — 98.5% (Continued)
	Industrials — 1.4%
1,591	Axon Enterprise, Inc.*	$ 1,141,765
	Energy — 0.8%
48,257	Venture Global, Inc. - Class A†	684,767
	Total Common Stocks	$79,475,196
	Short-Term Investment Fund — 2.4%
1,912,207	Dreyfus Government Cash Management, Institutional Shares, 4.04%∞Ω**	1,912,207
	Total Investment Securities—100.9% (Cost $68,648,280)	$81,387,403
	Liabilities in Excess of Other Assets — (0.9%)	(757,102)
	Net Assets — 100.0%	$80,630,301
*	Non-income producing security.
**	All or a portion of the security represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2025 was $650,640.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2025.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$79,475,196	$—	$—	$79,475,196
Short-Term Investment Fund	1,912,207	—	—	1,912,207
Total	$81,387,403	$—	$—	$81,387,403
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Securitized Income ETF – September 30, 2025 (Unaudited)
Principal Amount		Market Value
	Asset-Backed Securities — 49.1%
$ 199,778	321 Henderson Receivables I LLC, Ser 2015-2A, Class A, 144a, 3.870%, 3/15/58	$ 184,213
1,410,000	37 Capital CLO 1 Ltd. (Cayman Islands), Ser 2021-1A, Class CR, 144a, (TSFR3M + 2.050%), 6.368%, 10/15/34(A)	1,410,901
585,016	AB Issuer LLC, Ser 2021-1, Class A2, 144a, 3.734%, 7/30/51	553,499
1,100,000	Apidos CLO XII (Cayman Islands), Ser 2013-12A, Class CRR, 144a, (TSFR3M + 1.800%), 6.118%, 4/15/31(A)	1,101,937
1,500,000	Bain Capital Credit CLO (Cayman Islands), Ser 2019-1A, Class CR2, 144a, (TSFR3M + 1.880%), 6.205%, 4/19/34(A)	1,501,491
1,100,000	Benefit Street Partners CLO XXII Ltd. (Cayman Islands), Ser 2020-22A, Class BRR, 144a, (TSFR3M + 1.550%), 5.875%, 4/20/35(A)	1,100,093
2,200,000	Benefit Street Partners CLO XXV Ltd. (Cayman Islands), Ser 2021-25A, Class CR, 144a, (TSFR3M + 1.650%), 5.968%, 1/15/35(A)	2,197,426
966,000	Bridgecrest Lending Auto Securitization Trust, Ser 2023-1, Class E, 144a, 10.370%, 7/15/30	1,051,432
890,000	Bridgecrest Lending Auto Securitization Trust, Ser 2025-3, Class E, 144a, 6.620%, 5/17/32	886,123
800,000	Carlyle US CLO Ltd. (Cayman Islands), Ser 2019-1A, Class CR2, 144a, (TSFR3M + 2.600%), 6.879%, 4/20/31(A)	800,013
300,000	CFMT LLC, Ser 2023-HB12, Class M1, 144a, 4.250%, 4/25/33(A)(B)	296,759
1,800,000	CIFC Funding Ltd. (Cayman Islands), Ser 2022-4A, Class DR, 144a, (TSFR3M + 2.700%), 6.982%, 7/16/35(A)	1,808,424
660,600	Coinstar Funding LLC, Ser 2017-1A, Class A2, 144a, 5.216%, 4/25/47	612,740
857,588	DB Master Finance LLC, Ser 2021-1A, Class A23, 144a, 2.791%, 11/20/51	761,277
2,970,000	Driven Brands Funding LLC, Ser 2024-1A, Class A2, 144a, 6.372%, 10/20/54	3,074,902
1,845,000	Flatiron RR CLO 22 LLC, Ser 2021-2A, Class DR, 144a, (TSFR3M + 2.400%), 6.718%, 10/15/34(A)	1,835,721
491,250	FOCUS Brands Funding, Ser 2023-2, Class A2, 144a, 8.241%, 10/30/53	522,044
2,250,000	Galaxy XXII CLO Ltd. (Cayman Islands), Ser 2016-22A, Class BRRR, 144a, (TSFR3M + 1.650%), 5.968%, 4/16/34(A)	2,251,406
1,300,000	Galaxy XXII CLO Ltd. (Cayman Islands), Ser 2016-22A, Class DRRR, 144a, (TSFR3M + 3.250%), 7.568%, 4/16/34(A)	1,300,506
1,150,000	GLS Auto Receivables Issuer Trust, Ser 2025-2A, Class E, 144a, 7.730%, 6/15/32	1,193,815
2,257,000	Golub Capital Partners CLO 51M LP (Cayman Islands), Ser 2021-51A, Class BR, 144a, (TSFR3M + 1.650%), 5.971%, 5/5/36(A)	2,253,653
2,523,125	Goto Foods Funding LLC, Ser 2017-1A, Class A2II, 144a, 5.093%, 4/30/47	2,520,962
155,106	J.G. Wentworth XXXIX LLC, Ser 2017-2A, Class A, 144a, 3.530%, 9/15/72	137,881
520,357	J.G. Wentworth XXXIX LLC, Ser 2017-2A, Class B, 144a, 5.090%, 9/17/74	471,418
930,000	Jack in the Box Funding LLC, Ser 2022-1A, Class A2II, 144a, 4.136%, 2/26/52	831,512
325,050	Jersey Mike's Funding LLC, Ser 2019-1A, Class A2, 144a, 4.433%, 2/15/50	324,657
808,963	JG Wentworth XLII LLC, Ser 2018-2A, Class B, 144a, 4.700%, 10/15/77	735,566
Principal Amount		Market Value
	Asset-Backed Securities — 49.1% (Continued)
$ 1,284,581	Jimmy Johns Funding LLC, Ser 2017-1A, Class A2II, 144a, 4.846%, 7/30/47	$ 1,279,328
356,621	LAD Auto Receivables Trust, Ser 2021-1A, Class D, 144a, 3.990%, 11/15/29	356,110
390,000	Madison Park Funding XXXV, Ltd. (Cayman Islands), Ser 2019-35A, Class CR, 144a, (TSFR3M + 2.162%), 6.487%, 4/20/32(A)	390,295
661,990	Neighborly Issuer, Ser 2022-1A, Class A2, 144a, 3.695%, 1/30/52	619,914
1,929,363	Neighborly Issuer LLC, Ser 2021-1A, Class A2, 144a, 3.584%, 4/30/51	1,828,151
1,000,000	Octagon Investment Partners 39 Ltd. (Cayman Islands), Ser 2018-3A, Class BR, 144a, (TSFR3M + 1.800%), 6.125%, 10/20/30(A)	1,002,020
750,000	Oxford Finance Credit Fund III LP, Ser 2024-A, Class B, 144a, 7.548%, 1/14/32	750,560
3,100,000	Oxford Finance Credit Fund III LP, Ser 2025-A, Class B, 144a, 7.194%, 8/14/34	3,092,930
1,000,000	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2025-2A, Class C, 144a, (TSFR3M + 2.500%), 6.788%, 7/15/33(A)	1,003,058
2,940,300	Planet Fitness Master Issuer LLC, Ser 2024-1A, Class A2II, 144a, 6.237%, 6/5/54	2,998,932
1,725,000	Regatta VII Funding Ltd. (Cayman Islands), Ser 2016-1A, Class DR3, 144a, (TSFR3M + 2.650%), 6/20/34(A)	1,725,000
115,000	SCF Equipment Leasing LLC, Ser 2022-1A, Class D, 144a, 3.790%, 11/20/31	114,260
1,069,274	ServiceMaster Funding LLC, Ser 2020-1, Class A2I, 144a, 2.841%, 1/30/51	1,007,698
567,431	ServiceMaster Funding LLC, Ser 2020-1, Class A2II, 144a, 3.337%, 1/30/51	502,824
738,262	ServiceMaster Funding LLC, Ser 2021-1, Class A2II, 144a, 3.113%, 7/30/51	627,018
339,300	Servpro Master Issuer LLC, Ser 2019-1A, Class A2, 144a, 3.882%, 10/25/49	336,050
261,903	Structured Asset Securities Corp, Ser 2003-25XS, Class A5, 4.617%, 8/25/33(A)(B)	254,820
2,300,000	Thompson Park CLO Ltd. (Cayman Islands), Ser 2021-1A, Class CR, 144a, (TSFR3M + 1.900%), 6.218%, 4/15/34(A)	2,303,388
550,000	Towd Point Mortgage Trust, Ser 2019-MH1, Class B1, 144a, 3.750%, 11/25/58(A)(B)	543,964
843,625	TSC SPV Funding LLC, Ser 2024-1A, Class A2, 144a, 6.291%, 8/20/54	857,113
980,313	Wendy's Funding LLC, Ser 2019-1A, Class A2I, 144a, 3.783%, 6/15/49	974,549
1,113,600	Zaxbys Funding LLC, Ser 2021-1A, Class A2, 144a, 3.238%, 7/30/51	1,050,497
	Total Asset-Backed Securities	$55,338,850
	Commercial Mortgage-Backed Securities — 25.5%
1,000,000	Bank of America Merrill Lynch Commercial Mortgage Trust, Ser 2017-BNK3, Class C, 4.352%, 2/15/50(A)(B)	972,186
21,686,669	Benchmark Mortgage Trust, Ser 2024-V5, Class XA, 1.298%, 1/10/57(A)(B)(C)	683,460
2,395,712	BX Commercial Mortgage Trust, Ser 2025-BCAT, Class D, 144a, (TSFR1M + 2.650%), 6.800%, 8/15/42(A)	2,400,953
764,000	BX Trust, Ser 2019-OC11, Class C, 144a, 3.856%, 12/9/41	727,279
1,619,120	BX Trust, Ser 2019-OC11, Class E, 144a, 4.075%, 12/9/41(A)(B)	1,491,947

Touchstone Securitized Income ETF (Unaudited) (Continued)
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 25.5% (Continued)
$ 1,160,000	BX Trust, Ser 2021-ARIA, Class C, 144a, (TSFR1M + 1.760%), 5.910%, 10/15/36(A)	$ 1,159,638
1,100,000	BX Trust, Ser 2021-ARIA, Class G, 144a, (TSFR1M + 3.257%), 7.407%, 10/15/36(A)	1,094,500
2,265,000	BXHPP Trust, Ser 2021-FILM, Class A, 144a, (TSFR1M + 0.764%), 4.914%, 8/15/36(A)	2,197,050
527,310	Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Class D, 144a, 3.548%, 10/10/47	288,966
1,200,000	Citigroup Commercial Mortgage Trust, Ser 2016-C2, Class C, 4.031%, 8/10/49(A)(B)	1,147,947
300,000	Citigroup Commercial Mortgage Trust, Ser 2016-C2, Class D, 144a, 3.250%, 8/10/49(A)(B)	280,431
219,000	Citigroup Commercial Mortgage Trust, Ser 2017-P8, Class D, 144a, 3.000%, 9/15/50	134,498
50,080,875	Citigroup Commercial Mortgage Trust, Ser 2018-C5, Class XA, 0.817%, 6/10/51(A)(B)(C)	777,270
275,000	CSAIL Commercial Mortgage Trust, Ser 2016-C5, Class C, 4.740%, 11/15/48(A)(B)	272,346
1,500,000	CSAIL Commercial Mortgage Trust, Ser 2016-C6, Class B, 3.924%, 1/15/49(A)(B)	1,432,539
2,300,000	CSMC, Ser 2017-TIME, Class A, 144a, 3.646%, 11/13/39	2,172,692
950,000	CSMC, Ser 2017-TIME, Class B, 144a, 3.775%, 11/13/39(A)(B)	784,366
360,000	CSMC Trust, Ser 2017-CALI, Class E, 144a, 3.904%, 11/10/32(A)(B)	56,016
500,000	Eleven Madison Trust Mortgage Trust, Ser 2015-11MD, Class B, 144a, 3.673%, 9/10/35(A)(B)	497,923
42,042,752	GS Mortgage Securities Corp. Trust, Ser 2018-GS9, Class XA, 0.553%, 3/10/51(A)(B)(C)	344,872
1,914,000	GS Mortgage Securities Trust, Ser 2016-GS2, Class C, 4.845%, 5/10/49(A)(B)	1,853,483
45,000	GS Mortgage Securities Trust, Ser 2016-GS3, Class B, 3.395%, 10/10/49(A)(B)	43,466
14,370,901	GS Mortgage Securities Trust, Ser 2017-GS6, Class XA, 1.140%, 5/10/50(A)(B)(C)	191,594
1,000,000	JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Class AS, 4.065%, 11/15/47	970,000
1,150,000	KSL Commercial Mortgage Trust, Ser 2024-HT2, Class C, 144a, (TSFR1M + 2.341%), 6.491%, 12/15/39(A)	1,150,359
710,000	LSTAR Commercial Mortgage Trust, Ser 2016-4, Class C, 144a, 4.778%, 3/10/49(A)(B)	691,370
300,000	LSTAR Commercial Mortgage Trust, Ser 2016-4, Class D, 144a, 4.778%, 3/10/49(A)(B)	266,627
650,000	Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C26, Class AS, 3.885%, 10/15/48(A)(B)	648,174
5,536,616	Morgan Stanley Capital I Trust, Ser 2016-UB11, Class XA, 1.564%, 8/15/49(A)(B)(C)	35,453
445,104	Morgan Stanley Capital I Trust, Ser 2018-BOP, Class E, 144a, (TSFR1M + 1.997%), 6.148%, 6/15/35(A)	51,272
1,000,000	Morgan Stanley Capital I Trust, Ser 2019-L3, Class C, 3.754%, 11/15/52(A)(B)	879,364
236,820	Morgan Stanley Capital I Trust, Ser 2019-NUGS, Class E, 144a, (TSFR1M + 2.358%), 6.509%, 12/15/36(A)	4,739
5,040,686	UBS Commercial Mortgage Trust, Ser 2018-C12, Class XA, 1.009%, 8/15/51(A)(B)(C)	100,808
1,000,000	Wells Fargo Commercial Mortgage Trust, Ser 2016-LC24, Class B, 3.621%, 10/15/49	949,712
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 25.5% (Continued)
$11,259,820	Wells Fargo Commercial Mortgage Trust, Ser 2020-C57, Class XA, 2.172%, 8/15/53(A)(B)(C)	$ 838,514
1,100,000	Wells Fargo Commercial Mortgage Trust, Ser 2025-AURA, Class D, 144a, (TSFR1M + 2.891%), 6.991%, 10/15/42(A)	1,097,250
	Total Commercial Mortgage-Backed Securities	$28,689,064
	Non-Agency Collateralized Mortgage Obligations — 21.9%
989,264	BRAVO Residential Funding Trust, Ser 2024-NQM8, Class A1A, 144a, 4.300%, 8/1/53(A)(B)	976,002
2,224,485	Chase Home Lending Mortgage Trust, Ser 2024-RPL4, Class A1B, 144a, 3.375%, 12/25/64(A)(B)	1,988,035
1,813,531	Citigroup Mortgage Loan Trust, Ser 2021-J1, Class A4A, 144a, 2.500%, 4/25/51(A)(B)	1,492,975
1,272,248	COLT Mortgage Loan Trust, Ser 2022-6, Class A1, 144a, 4.650%, 6/27/67(A)(B)	1,267,336
1,141,491	CSMC Trust, Ser 2014-SAF1, Class B3, 144a, 3.837%, 3/25/44(A)(B)	1,105,070
350,000	GS Mortgage Securities Corp. Trust, Ser 2019-SL1, Class B1, 144a, 3.751%, 1/25/59(A)(B)	331,550
1,382,483	GS Mortgage-Backed Securities Corp. Trust, Ser 2020-PJ3, Class B2A, 144a, 3.412%, 10/25/50(A)(B)	1,190,898
1,473,447	GS Mortgage-Backed Securities Trust, Ser 2021-MM1, Class A6, 144a, 2.500%, 4/25/52(A)(B)	1,306,879
1,004,432	JP Morgan Mortgage Trust, Ser 2019-1, Class B1, 144a, 4.477%, 5/25/49(A)(B)	954,326
2,646,120	JP Morgan Mortgage Trust, Ser 2019-9, Class B4, 144a, 3.793%, 5/25/50(A)(B)	2,381,010
1,290,960	JP Morgan Mortgage Trust, Ser 2020-1, Class B4, 144a, 3.821%, 6/25/50(A)(B)	1,147,621
1,127,472	JP Morgan Mortgage Trust, Ser 2020-LTV2, Class B4, 144a, 4.012%, 11/25/50(A)(B)	1,004,933
287,245	Mill City Mortgage Loan Trust, Ser 2016-1, Class B3, 144a, 3.858%, 4/25/57(A)(B)	260,500
1,210,000	Mill City Mortgage Loan Trust, Ser 2017-1, Class B2, 144a, 3.899%, 11/25/58(A)(B)	1,101,843
294,480	Mill City Mortgage Loan Trust, Ser 2017-2, Class B2, 144a, 4.168%, 7/25/59(A)(B)	267,598
293,747	Mill City Mortgage Loan Trust, Ser 2018-2, Class B2, 144a, 3.750%, 5/25/58(A)(B)	249,889
1,234,342	OBX Trust, Ser 2022-J1, Class B1A, 144a, 2.843%, 2/25/52(A)(B)	1,052,592
1,338,270	Sequoia Mortgage Trust, Ser 2019-4, Class B3, 144a, 3.784%, 11/25/49(A)(B)	1,229,126
1,855,376	Sequoia Mortgage Trust, Ser 2021-1, Class A19, 144a, 2.500%, 3/25/51(A)(B)	1,530,810
875,140	Towd Point Mortgage Trust, Ser 2015-2, Class 1B3, 144a, 3.705%, 11/25/60(A)(B)	800,606
1,250,000	Towd Point Mortgage Trust, Ser 2017-3, Class B3, 144a, 3.862%, 7/25/57(A)(B)	1,089,036
2,273,901	Wells Fargo Mortgage Backed Securities Trust, Ser 2022-2, Class B1, 144a, 2.962%, 12/25/51(A)(B)	1,915,435
	Total Non-Agency Collateralized Mortgage Obligations	$24,644,070
	Agency Collateralized Mortgage Obligations — 0.8%
4,764,333	FHLMC Multifamily Structured Pass Through Certificates, Ser K736, Class X1, 1.382%, 7/25/26(A)(B)(C)	31,711
38,291,894	FHLMC Multifamily Structured Pass Through Certificates, Ser K742, Class X1, 0.857%, 3/25/28(A)(B)(C)	394,403

Touchstone Securitized Income ETF (Unaudited) (Continued)
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 0.8% (Continued)
$ 8,566,371	FRESB Mortgage Trust, Ser 2021-SB88, Class X1, 0.798%, 5/25/41(A)(B)(C)	$ 244,500
6,912,221	GNMA, Ser 2016-70, Class IO, 0.758%, 4/16/58(A)(B)(C)	275,092
	Total Agency Collateralized Mortgage Obligations	$945,706
	Corporate Bonds — 0.3%
	Financials — 0.3%
300,000	First Maryland Capital I, (TSFR3M + 1.262%), 5.579%, 1/15/27(A)	297,035
Shares
	Short-Term Investment Fund — 4.3%
4,879,622	Dreyfus Government Cash Management, Institutional Shares, 4.04%∞Ω	4,879,622
	Total Investment Securities—101.9% (Cost $113,032,616)	$114,794,347
	Liabilities in Excess of Other Assets — (1.9%)	(2,119,841)
	Net Assets — 100.0%	$112,674,506
(A)	Variable rate security - Rate reflected is the rate in effect as of September 30, 2025.
(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(C)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2025.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
FHLMC – Federal Home Loan Mortgage Corporation
FRESB – Freddie Mac Multifamily Securitization Small Balance Loan
GNMA – Government National Mortgage Association
IO – Interest Only
LLC – Limited Liability Company
LP – Limited Partnership
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, these securities were valued at $96,275,976 or 85.4% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$55,338,850	$—	$55,338,850
Commercial Mortgage-Backed Securities	—	28,689,064	—	28,689,064
Non-Agency Collateralized Mortgage Obligations	—	24,644,070	—	24,644,070
Agency Collateralized Mortgage Obligations	—	945,706	—	945,706
Corporate Bonds	—	297,035	—	297,035
Short-Term Investment Fund	4,879,622	—	—	4,879,622
Total	$4,879,622	$109,914,725	$—	$114,794,347
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Strategic Income ETF – September 30, 2025 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 46.3%
	Energy — 9.6%
$ 310,000	3R Lux Sarl (Brazil), 144a, 9.750%, 2/5/31	$ 326,802
1,022,000	Aker BP ASA (Norway), 144a, 5.125%, 10/1/34	1,006,338
1,814,000	Cheniere Energy Partners LP, 3.250%, 1/31/32	1,652,761
588,000	Ecopetrol SA (Colombia), 7.750%, 2/1/32	608,559
990,000	Enbridge, Inc. (Canada), Ser 20-A, 5.750%, 7/15/80	999,509
572,000	Energy Transfer LP, (TSFR3M + 3.279%), 7.575%, 11/1/66(A)	570,127
1,242,000	HF Sinclair Corp., 5.000%, 2/1/28	1,244,670
843,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.000%, 2/1/31	811,833
583,814	MC Brazil Downstream Trading SARL (Brazil), 144a, 7.250%, 6/30/31	499,902
1,460,000	Midwest Connector Capital Co. LLC, 144a, 4.625%, 4/1/29	1,466,731
655,000	MSU Energy SA (Argentina), 144a, 9.750%, 12/5/30	589,500
1,281,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	1,478,605
494,000	OHI Group SA (Brazil), 144a, 13.000%, 7/22/29	523,023
1,334,000	Ovintiv, Inc., 7.200%, 11/1/31	1,471,198
817,000	Parkland Corp. (Canada), 144a, 4.500%, 10/1/29	795,997
770,000	Petroleos Mexicanos (Mexico), 6.625%, 6/15/35	734,174
565,000	Plains All American Pipeline LP, Ser B, (TSFR3M + 4.372%), 8.583%(A)(B)	565,914
575,000	Pluspetrol SA (Argentina), 144a, 8.500%, 5/30/32	575,230
385,000	Precision Drilling Corp. (Canada), 144a, 6.875%, 1/15/29	387,080
1,620,000	Sempra Infrastructure Partners LP, 144a, 3.250%, 1/15/32	1,436,913
786,000	SM Energy Co., 144a, 7.000%, 8/1/32	786,398
147,000	Sunoco LP, 144a, 7.875%(B)	149,603
579,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 6.750%, 3/15/34	573,722
635,000	Valaris Ltd., 144a, 8.375%, 4/30/30	657,878
434,000	Venture Global LNG, Inc., 144a, 7.000%, 1/15/30†	448,554
		20,361,021
	Financials — 9.2%
633,000	Allstate Corp. (The), Ser B, (TSFR3M + 3.200%), 7.411%, 8/15/53(A)	632,948
1,415,000	Ares Capital Corp., 5.875%, 3/1/29	1,455,981
1,393,000	Bank of Nova Scotia (The) (Canada), Ser 2, 3.625%, 10/27/81	1,326,865
1,513,000	Barclays PLC (United Kingdom), 2.894%, 11/24/32	1,364,114
469,000	Charles Schwab Corp. (The), Ser H, 4.000%(B)	440,199
1,314,000	Citigroup, Inc., 4.075%, 4/23/29	1,310,814
556,000	Citigroup, Inc., Ser W, 4.000%(B)	553,870
960,000	Citizens Financial Group, Inc., 5.841%, 1/23/30	1,000,678
455,000	Credit Acceptance Corp., 144a, 9.250%, 12/15/28	478,042
91,000	Credit Acceptance Corp., 144a, 6.625%, 3/15/30	91,235
533,000	Encore Capital Group, Inc., 144a, 8.500%, 5/15/30	566,007
665,000	First Maryland Capital II, (TSFR3M + 1.112%), 5.408%, 2/1/27(A)	656,784
602,000	Freedom Mortgage Holdings LLC, 144a, 9.250%, 2/1/29	635,296
1,607,000	Goldman Sachs Group, Inc. (The), 5.330%, 7/23/35	1,655,559
1,194,000	Guardian Life Global Funding, 144a, 4.327%, 10/6/30	1,194,000
556,000	Jefferies Finance LLC / JFIN Co-Issuer Corp., 144a, 6.625%, 10/15/31	559,239
1,145,000	Morgan Stanley, 2.484%, 9/16/36	995,116
657,000	Nationstar Mortgage Holdings, Inc., 144a, 6.500%, 8/1/29	674,259
1,302,000	PNC Capital Trust, (TSFR3M + 0.832%), 5.003%, 6/1/28(A)	1,285,850
Principal Amount		Market Value
	Corporate Bonds — 46.3% (Continued)
	Financials — 9.2% (Continued)
$ 1,407,000	State Street Corp., (TSFR3M + 1.262%), 5.299%, 6/15/47(A)†	$ 1,273,188
1,443,000	Truist Financial Corp., Ser A, (TSFR3M + 0.932%), 5.143%, 5/15/27(A)	1,432,235
		19,582,279
	Consumer Discretionary — 6.8%
53,000	ADT Security Corp. (The), 144a, 5.875%, 10/15/33	53,000
282,000	Beazer Homes USA, Inc., 7.250%, 10/15/29†	286,859
583,000	BlueLinx Holdings, Inc., 144a, 6.000%, 11/15/29	573,809
53,000	Carnival Corp., 144a, 5.125%, 5/1/29	53,000
850,000	Carriage Services, Inc., 144a, 4.250%, 5/15/29	805,215
740,000	Cimpress PLC (Ireland), 144a, 7.375%, 9/15/32	739,019
1,379,000	Delta Air Lines, Inc. / SkyMiles IP Ltd., 144a, 4.750%, 10/20/28	1,386,811
784,000	Ford Motor Credit Co. LLC, 6.050%, 3/5/31	802,364
1,821,000	General Motors Financial Co., Inc., 3.100%, 1/12/32	1,640,583
308,000	Gildan Activewear, Inc. (Canada), 144a, 4.700%, 10/7/30	307,609
1,146,000	Gildan Activewear, Inc. (Canada), 144a, 5.400%, 10/7/35	1,146,187
598,000	Group 1 Automotive, Inc., 144a, 4.000%, 8/15/28	581,291
1,268,000	Mattel, Inc., 5.450%, 11/1/41	1,167,347
1,662,000	Meritage Homes Corp., 144a, 3.875%, 4/15/29	1,618,386
851,000	Michaels Cos., Inc. (The), 144a, 5.250%, 5/1/28†	780,101
622,000	Speedway Motorsports LLC / Speedway Funding II, Inc., 144a, 4.875%, 11/1/27	614,650
1,424,000	United Airlines, Inc., 144a, 4.625%, 4/15/29	1,402,373
612,000	Wynn Macau Ltd. (Macao), 144a, 5.625%, 8/26/28	611,419
		14,570,023
	Industrials — 5.5%
1,172,000	Amcor Flexibles North America, Inc., 5.100%, 3/17/30	1,198,805
812,000	Amsted Industries, Inc., 144a, 4.625%, 5/15/30	784,714
1,195,000	Element Fleet Management Corp. (Canada), 144a, 5.037%, 3/25/30	1,219,294
605,000	Limak Cimento Sanayi ve Ticaret AS (Turkey), 9.750%, 7/25/29	621,301
614,000	Manitowoc Co., Inc. (The), 144a, 9.250%, 10/1/31	645,510
1,602,000	Molex Electronic Technologies LLC, 144a, 5.250%, 4/30/32	1,630,689
645,000	Owens-Brockway Glass Container, Inc., 144a, 7.250%, 5/15/31	657,078
523,000	Stanley Black & Decker, Inc., 6.707%, 3/15/60	524,737
391,000	Stonepeak Nile Parent LLC, 144a, 7.250%, 3/15/32	411,674
1,548,000	Textron Financial Corp., 144a, (TSFR3M + 1.997%), 6.208%, 2/15/42(A)	1,398,773
1,238,000	Timken Co. (The), 4.500%, 12/15/28	1,245,452
662,000	TK Elevator US Newco, Inc. (Germany), 144a, 5.250%, 7/15/27	659,704
672,000	TransDigm, Inc., 144a, 6.375%, 3/1/29	687,011
		11,684,742
	Utilities — 3.5%
1,644,000	Calpine Corp., 144a, 5.000%, 2/1/31	1,639,150
1,356,000	CMS Energy Corp., 4.750%, 6/1/50	1,322,248
1,091,000	Edison International, 4.125%, 3/15/28	1,071,117
585,000	Edison International, 7.875%, 6/15/54	596,791
891,000	Electricite de France SA (France), 144a, 4.875%, 9/21/38	839,343
450,000	Eskom Holdings (South Africa), 144a, 8.450%, 8/10/28	480,806
1,129,000	National Rural Utilities Cooperative Finance Corp., 5.250%, 4/20/46	1,126,079
412,929	Sorik Marapi Geothermal Power PT (Indonesia), 144a, 7.750%, 8/5/31	422,220
		7,497,754

Touchstone Strategic Income ETF (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 46.3% (Continued)
	Consumer Staples — 2.8%
$ 670,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144a, 8.250%, 1/15/30	$ 695,018
173,000	Coruripe Netherlands BV (Brazil), 10.000%, 2/10/27	171,486
579,000	Herc Holdings, Inc., 144a, 7.000%, 6/15/30	601,345
1,584,000	Mars, Inc., 144a, 5.000%, 3/1/32	1,620,986
1,584,000	Philip Morris International, Inc., 5.375%, 2/15/33	1,653,554
602,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, 144a, 4.625%, 3/1/29	577,020
695,000	Turning Point Brands, Inc., 144a, 7.625%, 3/15/32	735,234
		6,054,643
	Real Estate — 2.7%
930,000	RHP Hotel Properties LP / RHP Finance Corp. REIT, 144a, 4.500%, 2/15/29	911,983
1,683,000	Sabra Health Care LP REIT, 3.900%, 10/15/29	1,630,895
451,000	Store Capital LLC REIT, 2.700%, 12/1/31	394,921
760,000	Store Capital LLC REIT, 2.750%, 11/18/30	691,068
424,000	Store Capital LLC REIT, 4.625%, 3/15/29	421,252
1,648,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 4.625%, 12/1/29	1,632,230
		5,682,349
	Information Technology — 1.9%
664,000	Central Parent, Inc. / CDK Global, Inc., 144a, 7.250%, 6/15/29	571,208
885,000	Consensus Cloud Solutions, Inc., 144a, 6.000%, 10/15/26	883,894
1,075,000	Micron Technology, Inc., 2.703%, 4/15/32	956,595
469,000	Micron Technology, Inc., 6.750%, 11/1/29	509,728
1,023,000	Paychex, Inc., 5.600%, 4/15/35	1,071,491
		3,992,916
	Communication Services — 1.7%
778,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 2/1/31	716,701
429,000	CSC Holdings LLC, 144a, 4.625%, 12/1/30	150,513
299,000	Directv Financing LLC / Directv Financing Co-Obligor, Inc., 144a, 10.000%, 2/15/31	298,521
303,000	Gray Media, Inc., 144a, 5.375%, 11/15/31	226,820
605,000	Stagwell Global LLC, 144a, 5.625%, 8/15/29	587,645
1,689,000	Videotron Ltd. (Canada), 144a, 3.625%, 6/15/29	1,637,873
		3,618,073
	Health Care — 1.6%
630,000	Biocon Biologics Global PLC (India), 144a, 6.670%, 10/9/29	612,170
1,360,000	HCA, Inc., 5.450%, 4/1/31	1,414,256
812,000	Pediatrix Medical Group, Inc., 144a, 5.375%, 2/15/30	806,639
567,000	Tenet Healthcare Corp., 6.125%, 10/1/28	567,477
		3,400,542
	Materials — 1.0%
691,000	Braskem Netherlands Finance BV (Brazil), 144a, 7.250%, 2/13/33	269,490
741,000	LYB International Finance III LLC, 6.150%, 5/15/35	772,405
614,000	Novelis Corp., 144a, 6.875%, 1/30/30	636,683
539,000	Vedanta Resources Finance II PLC (India), 144a, 9.475%, 7/24/30	545,399
		2,223,977
	Total Corporate Bonds	$98,668,319
	U.S. Treasury Obligations — 24.9%
900,000	U.S. Treasury Bond, 4.250%, 8/15/54	830,145
130,000	U.S. Treasury Bond, 4.500%, 11/15/54	125,064
Principal Amount		Market Value
	U.S. Treasury Obligations — 24.9% (Continued)
$17,425,000	U.S. Treasury Bond, 4.750%, 2/15/45	$ 17,517,570
12,380,000	U.S. Treasury Bond, 4.750%, 8/15/55	12,412,884
3,424,477	U.S. Treasury Inflation Indexed Notes, 2.375%, 2/15/55	3,337,677
13,480,000	U.S. Treasury Note, 3.750%, 4/15/28	13,523,705
5,260,000	U.S. Treasury Note, 4.250%, 8/15/35	5,302,737
	Total U.S. Treasury Obligations	$53,049,782
	Asset-Backed Securities — 11.0%
1,000,000	Apidos CLO XII (Cayman Islands), Ser 2013-12A, Class CRR, 144a, (TSFR3M + 1.800%), 6.118%, 4/15/31(A)	1,001,761
750,000	Bain Capital Credit CLO (Cayman Islands), Ser 2019-1A, Class CR2, 144a, (TSFR3M + 1.880%), 6.205%, 4/19/34(A)	750,745
760,200	Bridgecrest Lending Auto Securitization Trust, Ser 2023-1, Class E, 144a, 10.370%, 7/15/30	827,431
360,000	Bridgecrest Lending Auto Securitization Trust, Ser 2025-3, Class E, 144a, 6.620%, 5/17/32	358,432
1,000,000	CIFC Funding Ltd. (Cayman Islands), Ser 2022-4A, Class DR, 144a, (TSFR3M + 2.700%), 6.982%, 7/16/35(A)	1,004,680
1,042,755	Driven Brands Funding LLC, Ser 2020-1A, Class A2, 144a, 3.786%, 7/20/50	1,024,274
700,000	Dryden Senior Loan Fund (Cayman Islands), Ser 2016-45A, Class BRR, 144a, (TSFR3M + 1.650%), 5.968%, 10/15/30(A)	700,225
1,400,000	Elmwood CLO 15 Ltd., Ser 2022-2A, Class CR, 144a, (TSFR3M + 1.850%), 6.108%, 4/22/35(A)	1,399,927
1,267,000	Flatiron RR CLO 22 LLC, Ser 2021-2A, Class DR, 144a, (TSFR3M + 2.400%), 6.718%, 10/15/34(A)	1,260,628
687,750	FOCUS Brands Funding, Ser 2023-2, Class A2, 144a, 8.241%, 10/30/53	730,862
700,000	Galaxy XXII CLO Ltd. (Cayman Islands), Ser 2016-22A, Class BRRR, 144a, (TSFR3M + 1.650%), 5.968%, 4/16/34(A)	700,438
700,000	Galaxy XXII CLO Ltd. (Cayman Islands), Ser 2016-22A, Class DRRR, 144a, (TSFR3M + 3.250%), 7.568%, 4/16/34(A)	700,272
905,000	GLS Auto Receivables Issuer Trust, Ser 2025-2A, Class E, 144a, 7.730%, 6/15/32	939,480
1,282,000	Golub Capital Partners CLO 51M LP (Cayman Islands), Ser 2021-51A, Class BR, 144a, (TSFR3M + 1.650%), 5.971%, 5/5/36(A)	1,280,099
688,125	Goto Foods Funding LLC, Ser 2017-1A, Class A2II, 144a, 5.093%, 4/30/47	687,535
1,428,750	Hardee's Funding LLC, Ser 2020-1A, Class A2, 144a, 3.981%, 12/20/50	1,378,019
1,386,200	Jimmy Johns Funding LLC, Ser 2017-1A, Class A2II, 144a, 4.846%, 7/30/47	1,380,531
1,149,000	Neighborly Issuer LLC, Ser 2021-1A, Class A2, 144a, 3.584%, 4/30/51	1,088,725
1,000,000	Octagon Investment Partners 39 Ltd. (Cayman Islands), Ser 2018-3A, Class BR, 144a, (TSFR3M + 1.800%), 6.125%, 10/20/30(A)	1,002,020
610,000	Oxford Finance Credit Fund III LP, Ser 2024-A, Class B, 144a, 7.548%, 1/14/32	610,455
510,000	Oxford Finance Credit Fund III LP, Ser 2025-A, Class B, 144a, 7.194%, 8/14/34	508,837
1,000,000	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2025-2A, Class C, 144a, (TSFR3M + 2.500%), 6.788%, 7/15/33(A)	1,003,058
1,118,700	Planet Fitness Master Issuer LLC, Ser 2024-1A, Class A2II, 144a, 6.237%, 6/5/54	1,141,008

Touchstone Strategic Income ETF (Unaudited) (Continued)
Principal Amount		Market Value
	Asset-Backed Securities — 11.0% (Continued)
$ 1,116,563	TSC SPV Funding LLC, Ser 2024-1A, Class A2, 144a, 6.291%, 8/20/54	$ 1,134,415
960,000	Zaxbys Funding LLC, Ser 2021-1A, Class A2, 144a, 3.238%, 7/30/51	905,601
	Total Asset-Backed Securities	$23,519,458
	Commercial Mortgage-Backed Securities — 6.6%
2,000,000	BBCMS Mortgage Trust, Ser 2022-C17, Class XD, 144a, 3.213%, 9/15/55(A)(C)(D)	350,474
435,000	BBCMS Mortgage Trust, Ser 2024-5C27, Class AS, 6.410%, 7/15/57(A)(D)	456,960
1,073,671	Benchmark Mortgage Trust, Ser 2018-B5, Class AS, 4.419%, 7/15/51	1,052,257
11,008,309	Benchmark Mortgage Trust, Ser 2024-V5, Class XA, 1.298%, 1/10/57(A)(C)(D)	346,929
1,905,000	BX Trust, Ser 2019-OC11, Class E, 144a, 4.075%, 12/9/41(A)(D)	1,755,373
1,059,000	CFCRE Commercial Mortgage Trust, Ser 2017-C8, Class B, 4.199%, 6/15/50(A)(D)	1,019,480
1,100,000	Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Class D, 144a, 3.548%, 10/10/47	602,800
255,000	Citigroup Commercial Mortgage Trust, Ser 2017-P8, Class AS, 3.789%, 9/15/50(A)(D)	239,912
1,250,000	Citigroup Commercial Mortgage Trust, Ser 2017-P8, Class D, 144a, 3.000%, 9/15/50	767,685
600,000	CSAIL Commercial Mortgage Trust, Ser 2016-C6, Class B, 3.924%, 1/15/49(A)(D)	573,016
590,000	DK Trust, Ser 2025-LXP, Class C, 144a, (TSFR1M + 2.242%), 6.392%, 8/15/37(A)	590,553
540,000	DK Trust, Ser 2025-LXP, Class D, 144a, (TSFR1M + 2.891%), 7.041%, 8/15/37(A)	540,675
1,500,000	GS Mortgage Securities Trust, Ser 2016-GS2, Class C, 4.845%, 5/10/49(A)(D)	1,452,573
430,000	JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Class AS, 4.065%, 11/15/47	417,100
1,300,000	KSL Commercial Mortgage Trust, Ser 2024-HT2, Class C, 144a, (TSFR1M + 2.341%), 6.491%, 12/15/39(A)	1,300,406
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C26, Class AS, 3.885%, 10/15/48(A)(D)	498,595
280,000	UBS Commercial Mortgage Trust, Ser 2017-C1, Class AS, 3.724%, 6/15/50	273,435
320,000	Wells Fargo Commercial Mortgage Trust, Ser 2015-P2, Class AS, 4.013%, 12/15/48	318,532
1,115,000	Wells Fargo Commercial Mortgage Trust, Ser 2025-AURA, Class D, 144a, (TSFR1M + 2.891%), 6.991%, 10/15/42(A)	1,112,213
465,162	WFRBS Commercial Mortgage Trust, Ser 2013-C13, Class D, 144a, 4.087%, 5/15/45(A)(D)	426,786
	Total Commercial Mortgage-Backed Securities	$14,095,754
	Non-Agency Collateralized Mortgage Obligations — 6.5%
782,209	BRAVO Residential Funding Trust, Ser 2024-NQM8, Class A1A, 144a, 4.300%, 8/1/53(A)(D)	771,722
1,112,242	Chase Home Lending Mortgage Trust, Ser 2024-RPL4, Class A1B, 144a, 3.375%, 12/25/64(A)(D)	994,017
1,293,554	CIM Trust, Ser 2021-J3, Class A7, 144a, 2.500%, 6/25/51(A)(D)	1,155,873
770,337	Citigroup Mortgage Loan Trust, Ser 2021-J1, Class A4A, 144a, 2.500%, 4/25/51(A)(D)	634,173
575,126	COLT Mortgage Loan Trust, Ser 2022-6, Class A1, 144a, 4.650%, 6/27/67(A)(D)	572,905
708,380	Flagstar Mortgage Trust, Ser 2021-5INV, Class A16, 144a, 2.500%, 7/25/51(A)(D)	582,947
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 6.5% (Continued)
$ 552,543	GS Mortgage-Backed Securities Trust, Ser 2021-MM1, Class A6, 144a, 2.500%, 4/25/52(A)(D)	$ 490,080
1,847,430	JP Morgan Mortgage Trust, Ser 2018-6, Class B2, 144a, 3.896%, 12/25/48(A)(D)	1,712,505
502,216	JP Morgan Mortgage Trust, Ser 2019-1, Class B1, 144a, 4.477%, 5/25/49(A)(D)	477,163
645,480	JP Morgan Mortgage Trust, Ser 2020-1, Class B4, 144a, 3.821%, 6/25/50(A)(D)	573,811
631,384	JP Morgan Mortgage Trust, Ser 2020-LTV2, Class B4, 144a, 4.012%, 11/25/50(A)(D)	562,762
762,686	Mello Mortgage Capital Acceptance, Ser 2021-MTG3, Class A9, 144a, 2.500%, 7/1/51(A)(D)	688,824
802,387	Mello Mortgage Capital Acceptance, Ser 2022-INV2, Class A15, 144a, 3.000%, 4/25/52(A)(D)	689,834
1,000,000	Mill City Mortgage Loan Trust, Ser 2017-1, Class B2, 144a, 3.899%, 11/25/58(A)(D)	910,614
592,003	Mill City Mortgage Loan Trust, Ser 2017-2, Class B2, 144a, 4.168%, 7/25/59(A)(D)	537,961
382,916	OBX Trust, Ser 2022-J1, Class B1A, 144a, 2.843%, 2/25/52(A)(D)	326,534
499,621	Sequoia Mortgage Trust, Ser 2019-4, Class B3, 144a, 3.784%, 11/25/49(A)(D)	458,874
900,000	Towd Point Mortgage Trust, Ser 2017-3, Class B3, 144a, 3.862%, 7/25/57(A)(D)	784,106
1,050,000	Towd Point Mortgage Trust, Ser 2020-4, Class A2, 144a, 2.500%, 10/25/60	863,632
	Total Non-Agency Collateralized Mortgage Obligations	$13,788,337
Shares
	Common Stocks — 1.5%
	Financials — 0.5%
8,967	Bank of America Corp.	462,608
681	Goldman Sachs Group, Inc. (The)	542,314
		1,004,922
	Information Technology — 0.3%
1,522	International Business Machines Corp.	429,447
1,783	Texas Instruments, Inc.	327,591
		757,038
	Industrials — 0.3%
2,813	RTX Corp.	470,699
3,520	Stanley Black & Decker, Inc.	261,642
		732,341
	Health Care — 0.2%
2,126	Johnson & Johnson	394,203
	Energy — 0.2%
3,166	Exxon Mobil Corp.	356,966
	Total Common Stocks	$3,245,470
Principal Amount
	Sovereign Government Obligations — 0.4%
$ 9,280	Ghana Government International Bond, 144a, 4.717%, 7/3/26#	8,955
422,933	Ghana Government International Bond, 144a, 4.962%, 1/3/30#	361,868
140,360	Ghana Government International Bond, 144a, 5.000%, 7/3/29(A)(D)	136,484
453,330	Sri Lanka Government International Bond, 144a, 4.000%, 4/15/28	433,157
	Total Sovereign Government Obligations	$940,464

Touchstone Strategic Income ETF (Unaudited) (Continued)
Shares		MarketValue
	Short-Term Investment Fund — 3.4%
7,247,319	Dreyfus Government Cash Management, Institutional Shares, 4.04%∞Ω**	$ 7,247,319
	Total Investment Securities—100.6% (Cost $210,423,864)	$214,554,903
	Liabilities in Excess of Other Assets — (0.6%)	(1,307,983)
	Net Assets — 100.0%	$213,246,920
(A)	Variable rate security - Rate reflected is the rate in effect as of September 30, 2025.
(B)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(C)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(D)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
**	All or a portion of the security represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2025 was $1,461,676.
#	Zero coupon bond - Rate shown reflects effective yield to maturity at time of purchase.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2025.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, these securities were valued at $99,273,619 or 46.6% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$98,668,319	$—	$98,668,319
U.S. Treasury Obligations	—	53,049,782	—	53,049,782
Asset-Backed Securities	—	23,519,458	—	23,519,458
Commercial Mortgage-Backed Securities	—	14,095,754	—	14,095,754
Non-Agency Collateralized Mortgage Obligations	—	13,788,337	—	13,788,337
Common Stocks	3,245,470	—	—	3,245,470
Sovereign Government Obligations	—	940,464	—	940,464
Short-Term Investment Fund	7,247,319	—	—	7,247,319
Other Financial Instruments
Futures
Interest rate contracts	13,276	—	—	13,276
Total Assets	$10,506,065	$204,062,114	$—	$214,568,179
Liabilities:
Other Financial Instruments
Swap Agreements
Credit contracts	$—	$(86,132)	$—	$(86,132)
Futures
Interest rate contracts	(157,746)	—	—	(157,746)
Total Liabilities	$(157,746)	$(86,132)	$—	$(243,878)
Total	$10,348,319	$203,975,982	$—	$214,324,301

Touchstone Strategic Income ETF (Unaudited) (Continued)
Futures Contracts
At September 30, 2025, $604,478 was segregated with the broker as collateral for futures contracts. The Fund had the following futures contracts, brokered by Wells Fargo, open at September 30, 2025:
Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ Depreciation
Short Futures:
30-Year U.S. Ultra Treasury Bond	12/19/2025	86	$10,325,375	$13,276
Long Futures:
2-Year U.S. Treasury Note	12/31/2025	404	84,192,969	(157,746)
				$(144,470)
Centrally Cleared Credit  Default Swaps on Credit Indices(1)
Counterparty	Termination Date	Notional Amount(2)	Pay Fixed Rate	Clearinghouse	Underlying Bond	Value(3)	Premiums Paid/ (Received)	Unrealized Depreciation
Buy Protection:
Wells Fargo	6/20/30	$6,335,000	5.000%	OTC	Markit CDX North America High Yield Series 44 5Y Index	$(505,976)	$(419,844)	$(86,132)
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on the underlying bond serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Ultra Short Income ETF – September 30, 2025 (Unaudited)
Principal Amount		Market Value
	Asset-Backed Securities — 42.7%
$ 341,506	321 Henderson Receivables VI LLC, Ser 2010-1A, Class A, 144a, 5.560%, 7/15/59	$ 343,798
162,925	Alinea CLO Ltd. (Cayman Islands), Ser 2018-1A, Class AR, 144a, (TSFR3M + 0.900%), 5.225%, 7/20/31(A)	162,967
317,052	American Credit Acceptance Receivables Trust, Ser 2022-3, Class D, 144a, 5.830%, 10/13/28	317,995
479,280	American Credit Acceptance Receivables Trust, Ser 2022-4, Class D, 144a, 8.000%, 2/15/29	484,785
127,002	American Credit Acceptance Receivables Trust, Ser 2023-1, Class C, 144a, 5.590%, 4/12/29	127,143
2,075,000	American Credit Acceptance Receivables Trust, Ser 2023-1, Class D, 144a, 6.350%, 4/12/29	2,102,250
1,250,000	American Credit Acceptance Receivables Trust, Ser 2023-2, Class D, 144a, 6.470%, 8/13/29	1,266,047
876,599	American Credit Acceptance Receivables Trust, Ser 2023-4, Class C, 144a, 6.990%, 9/12/30	885,285
1,215,240	American Credit Acceptance Receivables Trust, Ser 2024-1, Class C, 144a, 5.630%, 1/14/30	1,220,439
2,983,000	American Credit Acceptance Receivables Trust, Ser 2024-2, Class C, 144a, 6.240%, 4/12/30	3,015,893
1,200,000	American Homes 4 Rent Trust, Ser 2015-SFR2, Class C, 144a, 4.691%, 10/17/52	1,197,318
1,940,000	Americredit Automobile Receivables Trust, Ser 2022-1, Class C, 2.980%, 9/20/27	1,925,818
2,289,500	Arbys Funding LLC, Ser 2020-1A, Class A2, 144a, 3.237%, 7/30/50	2,211,285
330,202	Bain Capital Credit CLO (Cayman Islands), Ser 2018-2A, Class A1R, 144a, (TSFR3M + 1.080%), 5.405%, 7/19/31(A)	330,215
2,620,000	Ballyrock CLO Ltd. (Cayman Islands), Ser 2019-2A, Class XR3, 144a, (TSFR3M + 0.850%), 4.740%, 10/25/38(A)	2,620,000
1,388,000	BCRED BSL Static CLO Ltd. (Cayman Islands), Ser 2025-1A, Class AR, 144a, (TSFR3M + 1.250%), 5.541%, 7/24/35(A)	1,385,114
1,497,000	Bridgecrest Lending Auto Securitization Trust, Ser 2025-1, Class C, 5.150%, 12/17/29	1,505,373
3,050,000	Carlyle US CLO Ltd. (Cayman Islands), Ser 2019-1A, Class A1A2, 144a, (TSFR3M + 0.950%), 5.229%, 4/20/31(A)	3,052,522
939,083	CIFC Funding Ltd. (Cayman Islands), Ser 2016-1A, Class AR3, 144a, (TSFR3M + 1.000%), 5.325%, 10/21/31(A)	937,456
1,058,515	CPS Auto Receivables Trust, Ser 2024-A, Class B, 144a, 5.650%, 5/15/28	1,061,011
453,529	Credit Acceptance Auto Loan Trust, Ser 2023-1A, Class A, 144a, 6.480%, 3/15/33	454,898
313,291	Credit Acceptance Auto Loan Trust, Ser 2023-2A, Class A, 144a, 5.920%, 5/16/33	314,227
595,000	Credit Acceptance Auto Loan Trust, Ser 2023-5A, Class A, 144a, 6.130%, 12/15/33	601,191
1,386,500	DB Master Finance LLC, Ser 2019-1A, Class A2II, 144a, 4.021%, 5/20/49	1,381,581
211,750	DB Master Finance LLC, Ser 2021-1A, Class A2I, 144a, 2.045%, 11/20/51	206,132
2,265,000	Drive Auto Receivables Trust, Ser 2025-2, Class A2, 4.290%, 10/16/28	2,265,305
574,733	Driven Brands Funding LLC, Ser 2019-2A, Class A2, 144a, 3.981%, 10/20/49	570,552
1,606,739	Dryden 53 CLO Ltd. (Cayman Islands), Ser 2017-53A, Class AR, 144a, (TSFR3M + 1.000%), 5.302%, 1/15/31(A)	1,607,563
Principal Amount		Market Value
	Asset-Backed Securities — 42.7% (Continued)
$4,500,000	DT Auto Owner Trust, Ser 2021-3A, Class E, 144a, 2.650%, 9/15/28	$ 4,461,317
104,168	Elara HGV Timeshare Issuer LLC, Ser 2021-A, Class A, 144a, 1.360%, 8/27/35	99,270
1,044,000	Elmwood CLO X Ltd. (Cayman Islands), Ser 2021-3A, Class X, 144a, (TSFR3M + 0.950%), 5.208%, 7/20/38(A)	1,043,963
1,233,642	Exeter Automobile Receivables Trust, Ser 2021-1A, Class E, 144a, 2.210%, 2/15/28	1,232,482
517,606	Exeter Automobile Receivables Trust, Ser 2021-3A, Class D, 1.550%, 6/15/27	511,457
2,900,000	Exeter Automobile Receivables Trust, Ser 2021-3A, Class E, 144a, 3.040%, 12/15/28	2,867,612
690,705	Exeter Automobile Receivables Trust, Ser 2023-4A, Class C, 6.510%, 8/15/28	695,757
2,052,000	Flatiron CLO 20 Ltd. (Cayman Islands), Ser 2020-1A, Class XR, 144a, (TSFR3M + 0.900%), 4.925%, 11/20/38(A)	2,052,000
493,872	Fortress Credit Opportunities XXIX CLO Ltd. (Cayman Islands), Ser 2025-29A, Class A1, 144a, (TSFR3M + 1.250%), 5.575%, 4/20/33(A)	493,895
1,750,000	Fortress Credit Opportunities XXXV CLO Ltd. (Cayman Islands), Ser 2025-35A, Class A1, 144a, (TSFR3M + 1.400%), 5.727%, 7/20/33(A)	1,750,184
173,114	Foursight Capital Automobile Receivables Trust, Ser 2023-2, Class A2, 144a, 5.990%, 5/15/28	173,875
167,987	Galaxy XXVI CLO Ltd. (Cayman Islands), Ser 2018-26A, Class AR, 144a, (TSFR3M + 1.170%), 5.374%, 11/22/31(A)	167,980
221,950	GLS Auto Receivables Issuer Trust, Ser 2020-3A, Class E, 144a, 4.310%, 7/15/27	221,941
3,400,000	GLS Auto Receivables Issuer Trust, Ser 2021-2A, Class E, 144a, 2.870%, 5/15/28	3,358,537
413,323	GLS Auto Receivables Issuer Trust, Ser 2021-3A, Class D, 144a, 1.480%, 7/15/27	409,687
1,950,808	GLS Auto Receivables Issuer Trust, Ser 2022-2A, Class D, 144a, 6.150%, 4/17/28	1,965,410
1,495,000	GLS Auto Receivables Issuer Trust, Ser 2022-3A, Class D, 144a, 6.420%, 6/15/28	1,515,737
525,407	GLS Auto Select Receivables Trust, Ser 2024-3A, Class A2, 144a, 5.590%, 10/15/29	531,555
1,101,000	Goto Foods Funding LLC, Ser 2017-1A, Class A2II, 144a, 5.093%, 4/30/47	1,100,056
675,000	GreatAmerica Leasing Receivables Funding LLC Series, Ser 2022-1, Class C, 144a, 5.980%, 7/15/30	684,853
1,522,000	Greywolf CLO IV Ltd. (Cayman Islands), Ser 2019-1A, Class A1R2, 144a, (TSFR3M + 1.240%), 5.520%, 4/17/34(A)	1,521,974
1,077,415	Hilton Grand Vacations Trust, Ser 2020-AA, Class A, 144a, 2.740%, 2/25/39	1,059,925
171,700	Hilton Grand Vacations Trust, Ser 2020-AA, Class B, 144a, 4.220%, 2/25/39	171,068
2,193,257	Hilton Grand Vacations Trust, Ser 2022-1D, Class A, 144a, 3.610%, 6/20/34	2,181,299
391,496	Hilton Grand Vacations Trust, Ser 2022-1D, Class B, 144a, 4.100%, 6/20/34	389,266
172,928	Hpefs Equipment Trust, Ser 2022-3A, Class C, 144a, 6.130%, 8/20/29	173,084
3,501,450	Jack in the Box Funding LLC, Ser 2022-1A, Class A2I, 144a, 3.445%, 2/26/52	3,403,303
582,045	M&T Equipment Notes, Ser 2024-1A, Class A2, 144a, 4.990%, 8/18/31	584,029

Touchstone Ultra Short Income ETF (Unaudited) (Continued)
Principal Amount		Market Value
	Asset-Backed Securities — 42.7% (Continued)
$1,100,463	Madison Park Funding XIV Ltd. (Cayman Islands), Ser 2014-14A, Class AR4, 144a, (TSFR3M + 0.960%), 5.292%, 10/22/30(A)	$ 1,101,015
134,492	Madison Park Funding XXIV Ltd. (Cayman Islands), Ser 2016-24A, Class AR2, 144a, (TSFR3M + 1.120%), 5.445%, 10/20/29(A)	134,494
445,500	Madison Park Funding XXVIII Ltd. (Cayman Islands), Ser 2018-28A, Class X, 144a, (TSFR3M + 0.900%), 5.218%, 1/15/38(A)	444,962
1,362,020	MF1 Ltd. (Cayman Islands), Ser 2020-FL4, Class A, 144a, (TSFR1M + 1.814%), 5.957%, 12/15/35(A)	1,364,173
1,500,000	MF1 Ltd. (Cayman Islands), Ser 2020-FL4, Class C, 144a, (TSFR1M + 3.714%), 7.857%, 12/15/35(A)	1,502,688
790,124	MVW LLC, Ser 2021-2A, Class A, 144a, 1.430%, 5/20/39	746,026
975,000	Neighborly Issuer, Ser 2023-1A, Class A2, 144a, 7.308%, 1/30/53	987,836
771,412	Octagon Investment Partners XXI Ltd. (Cayman Islands), Ser 2014-1A, Class AAR4, 144a, (TSFR3M + 0.810%), 5.043%, 2/14/31(A)	771,554
83,536	OneMain Direct Auto Receivables Trust, Ser 2019-1A, Class A, 144a, 3.630%, 9/14/27	83,466
55,173	OneMain Direct Auto Receivables Trust, Ser 2021-1A, Class A, 144a, 0.870%, 7/14/28	55,032
430,939	OneMain Direct Auto Receivables Trust, Ser 2022-1A, Class A1, 144a, 4.650%, 3/14/29	430,821
2,000,000	OneMain Direct Auto Receivables Trust, Ser 2022-1A, Class B, 144a, 5.070%, 6/14/29	2,008,584
975,000	OneMain Financial Issuance Trust, Ser 2021-1A, Class A1, 144a, 1.550%, 6/16/36	942,529
854,905	OneMain Financial Issuance Trust, Ser 2022-S1, Class A, 144a, 4.130%, 5/14/35	854,039
741,039	Oxford Finance Funding Trust, Ser 2023-1A, Class B, 144a, 7.879%, 2/15/31	742,473
127,332	OZLM XXI Ltd. (Cayman Islands), Ser 2017-21A, Class A1R, 144a, (TSFR3M + 1.150%), 5.475%, 1/20/31(A)	127,330
2,600,000	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2025-2A, Class A1, 144a, (TSFR3M + 0.940%), 5.228%, 7/15/33(A)	2,599,763
1,375,125	Planet Fitness Master Issuer LLC, Ser 2022-1A, Class A2I, 144a, 3.251%, 12/5/51	1,351,436
1,065,000	Prestige Auto Receivables Trust, Ser 2025-1A, Class B, 144a, 5.340%, 11/15/28	1,073,759
497,143	Regatta XX Funding Ltd. (Cayman Islands), Ser 2021-2A, Class X, 144a, (TSFR3M + 0.970%), 5.288%, 1/15/38(A)	497,147
197,775	Romark WM-R Ltd. (Cayman Islands), Ser 2018-1A, Class A1, 144a, (TSFR3M +1.292%), 5.617%, 4/20/31(A)	197,815
1,500,000	Santander Drive Auto Receivables Trust, Ser 2021-4, Class E, 144a, 4.030%, 3/15/29	1,496,821
331,184	SCF Equipment Leasing LLC, Ser 2024-1A, Class A2, 144a, 5.880%, 11/20/29	333,594
480,088	SCF Equipment Trust LLC, Ser 2025-1A, Class A2, 144a, 4.820%, 7/22/30	481,637
540,669	Sierra Timeshare Receivables Funding LLC, Ser 2021-1A, Class A, 144a, 0.990%, 11/20/37	536,143
1,519,024	Sierra Timeshare Receivables Funding LLC, Ser 2021-2A, Class A, 144a, 1.350%, 9/20/38	1,501,189
198,877	Sierra Timeshare Receivables Funding LLC, Ser 2023-2A, Class C, 144a, 7.300%, 4/20/40	205,782
936,090	Sierra Timeshare Receivables Funding LLC, Ser 2024-2A, Class C, 144a, 5.830%, 6/20/41	946,926
Principal Amount		Market Value
	Asset-Backed Securities — 42.7% (Continued)
$ 432,141	Towd Point Mortgage Trust, Ser 2019-HY1, Class A1, 144a, (TSFR1M + 1.114%), 5.272%, 10/25/48(A)	$ 432,596
178,271	Voya CLO Ltd. (Cayman Islands), Ser 2013-2A, Class A1R, 144a, (TSFR3M + 1.232%), 5.550%, 4/25/31(A)	178,267
1,830,000	Westlake Automobile Receivables Trust, Ser 2021-3A, Class E, 144a, 3.420%, 4/15/27	1,826,143
1,000,000	Westlake Automobile Receivables Trust, Ser 2022-2A, Class D, 144a, 5.480%, 9/15/27	1,003,746
653,005	Westlake Automobile Receivables Trust, Ser 2022-3A, Class C, 144a, 6.440%, 12/15/27	655,806
820,000	Westlake Automobile Receivables Trust, Ser 2022-3A, Class D, 144a, 6.680%, 4/17/28	832,376
2,000,000	Westlake Automobile Receivables Trust, Ser 2023-3A, Class D, 144a, 6.470%, 3/15/29	2,056,296
	Total Asset-Backed Securities	$98,879,943
	Corporate Bonds — 24.9%
	Financials — 8.3%
512,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 4.450%, 10/1/25	512,000
1,500,000	Ares Capital Corp., 2.150%, 7/15/26	1,473,662
892,000	Ares Capital Corp., 3.875%, 1/15/26	890,445
1,027,000	Aviation Capital Group LLC, 144a, 4.875%, 10/1/25	1,027,000
2,470,000	Barclays PLC (United Kingdom), 5.200%, 5/12/26	2,481,831
615,000	Citibank NA, (SOFR + 0.708%), 4.980%, 8/6/26(A)	616,759
425,000	Comerica, Inc., 3.800%, 7/22/26	422,564
1,021,000	Fifth Third Bank NA, (SOFR + 0.810%), 5.108%, 1/28/28(A)	1,022,463
250,000	Huntington National Bank (The), 4.871%, 4/12/28	252,697
411,000	JPMorgan Chase & Co., Ser B, (TSFR3M + 0.762%), 5.058%, 2/1/27(A)	406,911
5,378,000	Lloyds Banking Group PLC (United Kingdom), 4.582%, 12/10/25	5,379,043
1,000,000	Pacific Life Global Funding II, 144a, (SOFR + 0.620%), 4.823%, 6/4/26(A)	1,002,698
735,000	PNC Capital Trust, (TSFR3M + 0.832%), 5.003%, 6/1/28(A)	725,883
1,100,000	Toronto-Dominion Bank (The) (Canada), (SOFR + 0.480%), 4.811%, 10/10/25(A)	1,100,070
2,000,000	Truist Financial Corp., Ser A, (TSFR3M + 0.932%), 5.143%, 5/15/27(A)	1,985,079
		19,299,105
	Industrials — 4.0%
3,839,000	Berry Global, Inc., 1.570%, 1/15/26	3,805,958
1,100,000	Berry Global, Inc., 144a, 4.875%, 7/15/26	1,100,035
550,000	Graphic Packaging International LLC, 144a, 1.512%, 4/15/26	541,046
250,000	L3Harris Technologies, Inc., 5.400%, 1/15/27	254,127
1,000,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 144a, 5.750%, 5/24/26	1,007,938
1,500,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 144a, 4.450%, 1/29/26	1,499,563
1,047,000	Silgan Holdings, Inc., 144a, 1.400%, 4/1/26	1,030,566
		9,239,233
	Energy — 2.8%
2,298,000	Gulfstream Natural Gas System LLC, 144a, 6.190%, 11/1/25	2,300,122
4,150,000	ONEOK, Inc., 5.000%, 3/1/26	4,152,324
		6,452,446
	Utilities — 2.5%
3,675,000	CMS Energy Corp., 3.600%, 11/15/25	3,666,973
750,000	Electricite de France SA (France), 144a, 3.625%, 10/13/25	749,692

Touchstone Ultra Short Income ETF (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 24.9% (Continued)
	Utilities — 2.5% (Continued)
$ 940,000	KeySpan Gas East Corp., 144a, 2.742%, 8/15/26	$ 927,885
500,000	Vistra Operations Co. LLC, 144a, 5.050%, 12/30/26	502,839
		5,847,389
	Consumer Discretionary — 2.2%
1,119,000	General Motors Financial Co., Inc., (SOFRINDX + 1.050%), 5.376%, 7/15/27(A)	1,119,153
500,000	Hyundai Capital America, 144a, 5.250%, 1/8/27	505,413
590,000	Hyundai Capital America, 144a, 5.500%, 3/30/26	592,994
1,875,000	Mattel, Inc., 144a, 3.375%, 4/1/26	1,861,577
1,000,000	Mercedes-Benz Finance North America LLC (Germany), 144a, (SOFR + 0.630%), 4.928%, 7/31/26(A)	1,002,660
		5,081,797
	Consumer Staples — 2.0%
3,150,000	Conagra Brands, Inc., 4.600%, 11/1/25	3,149,015
1,561,000	Triton Container International Ltd. (Bermuda), 144a, 2.050%, 4/15/26	1,541,392
		4,690,407
	Real Estate — 1.6%
1,000,000	Public Storage Operating Co. REIT, (SOFR + 0.700%), 5.018%, 4/16/27(A)	1,003,148
2,750,000	SBA Tower Trust REIT, 144a, 1.884%, 1/15/26	2,729,154
		3,732,302
	Materials — 0.9%
2,000,000	Smurfit Kappa Treasury Funding DAC (Ireland), 7.500%, 11/20/25	2,004,923
	Health Care — 0.6%
700,000	Elevance Health, Inc., 4.500%, 10/30/26	702,932
765,000	UnitedHealth Group, Inc., (SOFR + 0.500%), 4.826%, 7/15/26(A)	765,921
		1,468,853
	Total Corporate Bonds	$57,816,455
	Commercial Mortgage-Backed Securities — 22.9%
872,748	1166 Avenue of the Americas Commercial Mortgage Trust II, Ser 2005-C6A, Class A2, 144a, 5.690%, 10/13/37	883,995
299,717	ACRE Commercial Mortgage Ltd., Ser 2021-FL4, Class B, 144a, (TSFR1M + 2.014%), 6.150%, 12/18/37(A)	293,772
2,100,000	Bank of America Merrill Lynch Commercial Mortgage Trust, Ser 2016-UB10, Class AS, 3.385%, 7/15/49	2,065,169
1,375,786	BDS Ltd. (Cayman Islands), Ser 2021-FL10, Class A, 144a, (TSFR1M + 1.464%), 5.600%, 12/16/36(A)	1,375,790
609,911	BX Commercial Mortgage Trust, Ser 2021-21M, Class A, 144a, (TSFR1M + 0.844%), 4.994%, 10/15/36(A)	609,339
1,050,000	BX Commercial Mortgage Trust, Ser 2021-21M, Class B, 144a, (TSFR1M + 1.092%), 5.242%, 10/15/36(A)	1,049,016
949,900	BX Commercial Mortgage Trust, Ser 2021-21M, Class C, 144a, (TSFR1M + 1.291%), 5.441%, 10/15/36(A)	948,713
780,161	BX Commercial Mortgage Trust, Ser 2021-ACNT, Class B, 144a, (TSFR1M + 1.364%), 5.514%, 11/15/38(A)	779,807
2,520,000	BX Commercial Mortgage Trust, Ser 2022-LP2, Class B, 144a, (TSFR1M + 1.312%), 5.462%, 2/15/39(A)	2,516,850
655,000	BX Trust, Ser 2021-ARIA, Class A, 144a, (TSFR1M + 1.014%), 5.164%, 10/15/36(A)	654,386
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 22.9% (Continued)
$ 450,000	BX Trust, Ser 2021-ARIA, Class B, 144a, (TSFR1M + 1.411%), 5.561%, 10/15/36(A)	$ 449,719
468,312	BX Trust, Ser 2021-RISE, Class B, 144a, (TSFR1M + 1.364%), 5.514%, 11/15/36(A)	467,727
1,670,357	BX Trust, Ser 2021-SDMF, Class C, 144a, (TSFR1M + 1.002%), 5.152%, 9/15/34(A)	1,663,049
1,481,282	CFCRE Commercial Mortgage Trust, Ser 2016-C3, Class A3, 3.865%, 1/10/48	1,477,685
1,100,000	CFCRE Commercial Mortgage Trust, Ser 2016-C4, Class B, 4.147%, 5/10/58	1,088,986
1,000,000	Citigroup Commercial Mortgage Trust, Ser 2016-C1, Class A4, 3.209%, 5/10/49	992,434
3,320,000	Citigroup Commercial Mortgage Trust, Ser 2016-C1, Class AS, 3.514%, 5/10/49	3,279,484
1,300,000	CSAIL Commercial Mortgage Trust, Ser 2016-C6, Class A5, 3.090%, 1/15/49	1,289,544
2,635,000	Eleven Madison Trust Mortgage Trust, Ser 2015-11MD, Class C, 144a, 3.673%, 9/10/35(A)(B)	2,619,560
2,896,653	Extended Stay America Trust, Ser 2021-ESH, Class A, 144a, (TSFR1M + 1.194%), 5.344%, 7/15/38(A)	2,896,653
843,276	Extended Stay America Trust, Ser 2021-ESH, Class B, 144a, (TSFR1M + 1.494%), 5.644%, 7/15/38(A)	843,276
716,785	Extended Stay America Trust, Ser 2021-ESH, Class C, 144a, (TSFR1M + 1.814%), 5.964%, 7/15/38(A)	716,785
853,720	GPMT Ltd., Ser 2021-FL3, Class A, 144a, (TSFR1M + 1.614%), 5.750%, 7/16/35(A)	851,593
1,946,000	GS Mortgage Securities Corp. Trust, Ser 2021-DM, Class A, 144a, (TSFR1M + 0.999%), 5.150%, 11/15/36(A)	1,944,786
1,100,000	GS Mortgage Securities Corp. Trust, Ser 2021-DM, Class AS, 144a, (TSFR1M + 1.499%), 5.650%, 11/15/36(A)	1,094,500
2,000,000	Hilton USA Trust, Ser 2016-HHV, Class B, 144a, 4.333%, 11/5/38(A)(B)	1,987,738
1,100,000	Hilton USA Trust, Ser 2016-HHV, Class C, 144a, 4.333%, 11/5/38(A)(B)	1,089,595
1,825,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP4, Class A4, 3.648%, 12/15/49(A)(B)	1,806,068
1,000,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2018-WPT, Class BFX, 144a, 4.549%, 7/5/33	810,000
1,715,675	KIND Trust, Ser 2021-KIND, Class A, 144a, (TSFR1M + 1.064%), 5.220%, 8/15/38(A)	1,709,358
565,000	Lstar Commercial Mortgage Trust, Ser 2016-4, Class AS, 144a, 3.188%, 3/10/49	561,892
1,501,836	MF1 LLC, Ser 2022-FL9, Class A, 144a, (TSFR1M + 2.150%), 6.284%, 6/19/37(A)	1,503,125
1,600,000	MHC Commercial Mortgage Trust, Ser 2021-MHC, Class C, 144a, (TSFR1M + 1.465%), 5.615%, 4/15/38(A)	1,600,000
420,711	Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C27, Class A4, 3.753%, 12/15/47	419,901
1,090,000	Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C29, Class A4, 3.325%, 5/15/49	1,081,889
1,175,000	Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C30, Class A5, 2.860%, 9/15/49	1,155,279
923,071	Morgan Stanley Capital I Trust, Ser 2015-UBS8, Class A4, 3.809%, 12/15/48	920,391
1,625,000	Morgan Stanley Capital I Trust, Ser 2016-BNK2, Class A4, 3.049%, 11/15/49	1,593,923
1,276,228	SG Commercial Mortgage Securities Trust, Ser 2016-C5, Class A3, 2.779%, 10/10/48	1,267,085

Touchstone Ultra Short Income ETF (Unaudited) (Continued)
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 22.9% (Continued)
$1,140,923	Wells Fargo Commercial Mortgage Trust, Ser 2015-NXS3, Class D, 144a, 3.153%, 9/15/57	$ 1,129,514
1,486,186	Wells Fargo Commercial Mortgage Trust, Ser 2016-NXS6, Class A3, 2.642%, 11/15/49	1,476,921
	Total Commercial Mortgage-Backed Securities	$52,965,297
	Commercial Paper — 7.1%
8,500,000	Johnson Controls International PLC, 4.200%, 10/1/25(C)	8,499,007
8,000,000	Union Electric Co., 4.200%, 10/1/25(C)	7,999,072
	Total Commercial Paper	$16,498,079
	Non-Agency Collateralized Mortgage Obligations — 6.1%
701,854	Cascade Funding Mortgage Trust, Ser 2025-HB16, Class A, 144a, 3.000%, 3/25/35(A)(B)	686,989
112,462	CIM Trust, Ser 2018-R3, Class A1, 144a, 5.000%, 12/25/57(A)(B)	112,135
3,293,543	GCAT Trust, Ser 2024-NQM1, Class A1, 144a, 6.007%, 1/25/59(A)(B)	3,323,838
349,475	Metlife Securitization Trust, Ser 2019-1A, Class A1A, 144a, 3.750%, 4/25/58(A)(B)	345,383
285,370	Mill City Mortgage Loan Trust, Ser 2017-1, Class M2, 144a, 3.250%, 11/25/58(A)(B)	282,479
619,970	Mill City Mortgage Loan Trust, Ser 2017-2, Class M1, 144a, 3.250%, 7/25/59(A)(B)	615,867
871,060	Mill City Mortgage Loan Trust, Ser 2017-3, Class M1, 144a, 3.250%, 1/25/61(A)(B)	860,167
421,111	Mill City Mortgage Trust, Ser 2015-1, Class M3, 144a, 3.793%, 6/25/56(A)(B)	417,536
1,282,175	New Residential Mortgage Loan Trust, Ser 2024-NQM1, Class A1, 144a, 6.129%, 3/25/64(A)(B)	1,294,867
1,474,063	OBX Trust, Ser 2024-NQM2, Class A1, 144a, 5.878%, 12/25/63(A)(B)	1,486,235
1,893,335	PRPM Trust, Ser 2023-NQM1, Class A1, 144a, 6.234%, 1/25/68(A)(B)	1,891,857
797,640	Sequoia Mortgage Trust, Ser 2023-5, Class A10, 144a, 5.936%, 12/25/53(A)(B)	799,367
300,351	Towd Point Mortgage Trust, Ser 2015-2, Class 1B1, 144a, 3.705%, 11/25/60(A)(B)	297,820
547,088	Towd Point Mortgage Trust, Ser 2016-1, Class M2, 144a, 3.500%, 2/25/55(A)(B)	541,006
758,970	Towd Point Mortgage Trust, Ser 2016-3, Class M2, 144a, 4.000%, 4/25/56(A)(B)	755,029
233,239	Towd Point Mortgage Trust, Ser 2017-1, Class A2, 144a, 3.500%, 10/25/56(A)(B)	232,045
300,000	Towd Point Mortgage Trust, Ser 2017-2, Class M1, 144a, 3.750%, 4/25/57(A)(B)	296,327
	Total Non-Agency Collateralized Mortgage Obligations	$14,238,947
	Total Investment Securities—103.7% (Cost $240,015,329)	$240,398,721
	Liabilities in Excess of Other Assets — (3.7%)	(8,568,325)
	Net Assets — 100.0%	$231,830,396
(A)	Variable rate security - Rate reflected is the rate in effect as of September 30, 2025.
(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(C)	Rate reflects yield at the time of purchase.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust
SOFR – Secured Overnight Financing Rate
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, these securities were valued at $159,188,292 or 68.7% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$98,879,943	$—	$98,879,943
Corporate Bonds	—	57,816,455	—	57,816,455
Commercial Mortgage-Backed Securities	—	52,965,297	—	52,965,297
Commercial Paper	—	16,498,079	—	16,498,079
Non-Agency Collateralized Mortgage Obligations	—	14,238,947	—	14,238,947
Total	$—	$240,398,721	$—	$240,398,721
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone US Large Cap Focused ETF – September 30, 2025 (Unaudited)
Shares		Market Value
	Common Stocks — 96.4%
	Information Technology — 32.2%
15,091	Apple, Inc.	$ 3,842,621
2,950	Applied Materials, Inc.	603,983
9,575	Microsoft Corp.	4,959,371
18,123	NVIDIA Corp.	3,381,389
6,946	Oracle Corp.	1,953,493
3,625	Salesforce, Inc.	859,125
4,032	Texas Instruments, Inc.	740,800
2,602	Workday, Inc. - Class A*	626,380
		16,967,162
	Communication Services — 16.1%
14,750	Alphabet, Inc. - Class C	3,592,362
13,198	Comcast Corp. - Class A	414,681
4,949	Meta Platforms, Inc. - Class A	3,634,447
373	Netflix, Inc.*	447,197
3,637	Walt Disney Co. (The)	416,437
		8,505,124
	Financials — 14.6%
31,545	Bank of America Corp.	1,627,406
1,866	Berkshire Hathaway, Inc. - Class B*	938,113
10,751	Charles Schwab Corp. (The)	1,026,398
1,739	Goldman Sachs Group, Inc. (The)	1,384,853
1,136	LPL Financial Holdings, Inc.	377,936
457	Markel Group, Inc.*	873,491
4,217	PayPal Holdings, Inc.*	282,792
3,529	Visa, Inc. - Class A	1,204,730
		7,715,719
	Health Care — 10.2%
3,962	Becton Dickinson & Co.	741,567
5,604	BioMarin Pharmaceutical, Inc.*	303,513
9,815	Bristol-Myers Squibb Co.	442,656
1,171	Cencora, Inc.	365,973
1,673	HCA Healthcare, Inc.	713,033
6,035	Johnson & Johnson	1,119,010
10,448	Medtronic PLC	995,067
1,939	UnitedHealth Group, Inc.	669,537
		5,350,356
	Consumer Discretionary — 8.0%
6,113	Airbnb, Inc. - Class A*	742,241
12,748	Amazon.com, Inc.*	2,799,078
5,582	Las Vegas Sands Corp.	300,256
4,559	Starbucks Corp.	385,691
		4,227,266
	Industrials — 7.3%
3,989	Boeing Co. (The)*	860,946
987	Deere & Co.	451,315
1,120	Hubbell, Inc.	481,947
Shares		Market Value
	Common Stocks — 96.4% (Continued)
	Industrials — 7.3% (Continued)
3,503	RTX Corp.	$ 586,157
7,276	SS&C Technologies Holdings, Inc.	645,818
4,087	Stanley Black & Decker, Inc.	303,787
5,412	Uber Technologies, Inc.*	530,214
		3,860,184
	Consumer Staples — 3.6%
9,980	Monster Beverage Corp.*	671,754
7,493	Philip Morris International, Inc.	1,215,364
		1,887,118
	Energy — 1.9%
8,893	Exxon Mobil Corp.	1,002,686
	Real Estate — 1.4%
2,382	Jones Lang LaSalle, Inc.*	710,503
	Materials — 1.1%
4,313	DuPont de Nemours, Inc.	335,983
4,295	International Flavors & Fragrances, Inc.	264,314
		600,297
	Total Common Stocks	$50,826,415
	Short-Term Investment Fund — 3.7%
1,947,189	Dreyfus Government Cash Management, Institutional Shares, 4.04%∞Ω	1,947,189
	Total Investment Securities—100.1% (Cost $42,436,068)	$52,773,604
	Liabilities in Excess of Other Assets — (0.1%)	(55,295)
	Net Assets — 100.0%	$52,718,309
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of September 30, 2025.
Portfolio Abbreviations:
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$50,826,415	$—	$—	$50,826,415
Short-Term Investment Fund	1,947,189	—	—	1,947,189
Total	$52,773,604	$—	$—	$52,773,604
See accompanying Notes to Portfolios of Investments.

Notes to Portfolios of Investments
September 30, 2025 (Unaudited)
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of September 30, 2025, for each Fund’s investments, is included in each Fund’s Portfolio of Investments. The Funds did not hold or transfer any Level 3 categorized securities during the period ended September 30, 2025.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.
Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund's NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures established by Touchstone Advisors, Inc. and adopted by the Funds’ Board of Trustees and are generally categorized in Level 3.

Notes to Portfolios of Investments (Unaudited) (Continued)
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security transactions—Security transactions are reflected for financial reporting purposes as of the trade date.